                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837
                 ----------------------------------------------

                            Select Sector SPDR Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)

                                   Ryan Louvar
                       State Street Bank and Trust Company
                               One Lincoln Street
                           Boston, Massachusetts 02111

                     (Name and address of agent for service)

                                    Copy to:

                             Stuart M. Strauss, Esq.
                             Clifford Chance US LLP
                               31 West 52nd Street
                               New York, NY 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  September 30

Date of reporting period:  September 30, 2006

ITEM 1. REPORTS TO SHAREHOLDERS.

                          THE SELECT SECTOR SPDR TRUST

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2006

                                  [SPDR LOGO]

     BENCHMARK SECTOR-BASED EQUITY PORTFOLIOS OF COMPANIES IN THE S&P 500(R)

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                            SELECT SECTOR SPDR FUNDS
Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

       THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND            XLY
       THE CONSUMER STAPLES SELECT SECTOR SPDR FUND                  XLP
       THE ENERGY SELECT SECTOR SPDR FUND                            XLE
       THE FINANCIAL SELECT SECTOR SPDR FUND                         XLF
       THE HEALTH CARE SELECT SECTOR SPDR FUND                       XLV
       THE INDUSTRIAL SELECT SECTOR SPDR FUND                        XLI
       THE MATERIALS SELECT SECTOR SPDR FUND                         XLB
       THE TECHNOLOGY SELECT SECTOR SPDR FUND                        XLK
       THE UTILITIES SELECT SECTOR SPDR FUND                         XLU

Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
              PRESIDENT'S LETTER TO SHAREHOLDERS
                                           (CIRCLE GRAPHIC)

DEAR SHAREHOLDERS:
Enclosed is the annual report for The Select Sector SPDR Trust for the year ended September 30, 2006, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds and their respective indices. We are extremely pleased with the continued growth of the Select Sector SPDR exchange traded funds. As of September 30, 2006, the Funds had assets of over $16.4 billion. That figure represents a growth of approximately 30% in assets over last year.

During the year ended September 30, 2006, the S&P 500(R) rose 10.79%, extending the gains from the previous year. In the early part of the year, strong corporate profits and solid economic growth overcame rising interest rates, inflation fears, and high commodity prices as the S&P 500(R) rose 6.39% during the first half of the year. Volatility increased during the period as investors balanced these concerns with fears of a hard landing in the economy and concerns over new Federal Reserve Chairman Bernanke's ability to strike a balance between growth and inflation. The S&P 500(R) rebounded from a slightly negative third quarter with a solid gain of 5.67% in the fourth quarter, ending the year up 10.79%.

At the end of June, the Fed Funds rate was increased to 5.25%, and has since paused at that level, while the Federal Reserve monitors the impact of the long, steady increase of the overnight rate. The markets received an additional boost in the second part of the year from falling energy prices. The Goldman Sachs Commodity Index, with its very heavy energy weighting, fell 15.53% in the quarter ended September 30, 2006, and was down 21.14% for the full year. This helped to reduce some inflation concerns. In addition, some investors hoped the falling energy prices would help boost consumer confidence and spending. Consumer sentiment has suffered during the year while the U.S. housing market moved through its first correction in some time.

The S&P 500(R) outperformed mid cap stocks by more than 4 percentage points during the year, as the S&P MidCap 400 Index rose 6.56%. Additionally, the small cap Russell 2000 Index gained 9.92%. However, in the second half of the year, large caps significantly outgained the small caps, allowing the S&P 500 to surpass the small cap index. The S&P 500/Citigroup Value Index outgained the S&P 500/Citigroup Growth Index by more than seven percentage points, 14.61% to 7.15%. International stocks posted excellent results as the MSCI EAFE Index rose 19.16%, while the Lehman Brothers Aggregate Bond Index rose only 3.67%.

Financials were the top performing Select Sector Index for the year, rising 20.53%, with a large portion of that gain coming in the final quarter when the Financial Select Sector Index rose 7.99%. The sector benefited from the pause in interest rate hikes, and while REITS are a relatively small portion of the index, they provided another phenomenal year, gaining 28.06% as measured by the DJ Wilshire REIT Index. The REIT market contrasted with the malaise in the U.S. housing market during the year. Each of the nine Select Sector Indices rose during the period, with Energy, one of the strongest performers over the last several periods, posting the smallest gain, 1.13%.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the future.
Sincerely,

/s/ Gary L. French
Gary L. French
President
The Select Sector SPDR Trust

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

               THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
The Consumer Discretionary Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Consumer Discretionary Select Sector of the S&P 500(R) Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Consumer Discretionary Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 8.70% as compared to the Index return of 8.85% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

The Consumer Discretionary Sector itself is made up of a diverse group of companies, all of which strongly rely on consumer spending. As a result, many retailers have enjoyed the impact of lower gas prices, leaving consumers with more cash to spend. Although the stronger time of year for travel related companies, like hotels, is during the first and third quarters of the calendar year, lower fuel prices have helped them remain in positive territory more recently due to more reasonable airfare prices. Comcast Corp.'s takeover of Adelphia Communications Corp. helped the index with Comcast Corp. enjoying a return of over 41% in the last six months. On the other hand, the housing market continues to suffer which negatively impacts other stocks in the index such as Lowe's Companies, Inc. and Home Depot, Inc.

On September 15, 2006, Standard & Poor's (S&P) rebalanced their various indices. The Consumer Discretionary Select Sector Index was adjusted in conjunction with these changes made by S&P, resulting in one way portfolio turnover of almost 1.00% for the Fund, with the largest trades being a decrease in shares of the Walt Disney Co. and Sears Holdings Corp., with a slightly smaller offsetting increase in Hilton Hotels Corp.

As of September 30, 2006, the Consumer Discretionary Select Sector SPDR Fund consisted of 86 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                                                             CONSUMER
                               NET ASSET     MARKET       DISCRETIONARY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     8.70%       8.59%            8.85%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED                     29.83%           30.55%
       9/30/06                   29.69%
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED                      57.84%           59.06%
       9/30/06                   57.09%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       46.11%      45.30%           49.36%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                                              CONSUMER
                                NET ASSET     MARKET       DISCRETIONARY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     8.70%       8.59%            8.85%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          9.05%       9.09%            9.29%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           9.45%       9.56%            9.73%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        4.99%       4.92%            5.29%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
       COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
       CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)

                                                 CONSUMER DISCRETIONARY
                                                   SELECT SECTOR SPDR                                    CONSUMER DISCRETIONARY
                                                         FUND(A)                S&P 500 INDEX(C)         SELECT SECTOR INDEX(B)
                                                 ----------------------         ----------------         ----------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10705.00                    10584.00                    10710.00
03/31/99                                                11652.00                    11111.00                    11659.00
06/30/99                                                12145.00                    11895.00                    12159.00
09/30/99                                                10717.00                    11152.00                    10730.00
12/31/99                                                12675.00                    12811.00                    12705.00
03/31/00                                                11973.00                    13104.00                    12015.00
06/30/00                                                10611.00                    12756.00                    10656.00
09/30/00                                                10275.00                    12631.00                    10346.00
12/31/00                                                10575.00                    11644.00                    10657.00
03/31/01                                                10807.00                    10264.00                    10900.00
06/30/01                                                11440.00                    10864.00                    11541.00
09/30/01                                                 9613.00                     9269.00                     9705.00
12/31/01                                                11988.00                    10260.00                    12120.00
03/31/02                                                12520.00                    10288.00                    12667.00
06/30/02                                                11504.00                     8909.00                    11643.00
09/30/02                                                 9523.00                     7370.00                     9643.00
12/31/02                                                 9717.00                     7992.00                     9846.00
03/31/03                                                 9576.00                     7740.00                     9708.00
06/30/03                                                11394.00                     8931.00                    11562.00
09/30/03                                                11642.00                     9168.00                    11824.00
12/31/03                                                13310.00                    10284.00                    13529.00
03/31/04                                                13463.00                    10458.00                    13695.00
06/30/04                                                13417.00                    10638.00                    13658.00
09/30/04                                                13252.00                    10439.00                    13498.00
12/31/04                                                15028.00                    11403.00                    15325.00
03/31/05                                                14167.00                    11158.00                    14453.00
06/30/05                                                14004.00                    11311.00                    14294.00
09/30/05                                                13889.00                    11718.00                    14181.00
12/31/05                                                14046.00                    11963.00                    14348.00
03/31/06                                                14466.00                    12466.00                    14773.00
06/30/06                                                14389.00                    12287.00                    14703.00
09/30/06                                                15098.00                    12983.00                    15437.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

             THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        COMCAST            HOME DEPOT,    TIME WARNER,    DISNEY (WALT)    MCDONALD'S CORP.
                          CORP. (CLASS A)    INC.           INC.            CO. (THE)
    -------------------------------------------------------------------------------------------------------------------
       SHARES             737,619            727,015        1,432,418       736,153          431,883
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $27,181,260        26,368,835     26,112,980      22,754,489       16,895,263
    -------------------------------------------------------------------------------------------------------------------
       % OF               6.32               6.13           6.07            5.29             3.93
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Auto Components                                                                   1.4
Automobiles                                                                       4.1
Distributors                                                                      0.6
Diversified Consumer Services                                                     1.1
Hotels Restaurants & Leisure                                                     15.7
Household Durables                                                                6.3
Internet & Catalog Retail                                                         0.8
Leisure Equipment & Products                                                      1.7
Media                                                                            33.2
Multi-Line Retail                                                                11.8
Specialty Retail                                                                 19.6
Textiles, Apparel & Luxury Goods                                                  3.6
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                  THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
The Consumer Staples Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Consumer Staples Select Sector of the S&P 500(R) Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Consumer Staples Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 11.13% as compared to the Index return of 11.44% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

The summer of 2006 brought about widespread fears that horrid housing market conditions would crimp the confidence of US consumers, and high short-term interest rates, as well as energy costs exacerbated by a beckoning hurricane season, were all threatening to sap the legendary resilience of the spendthrift American consumer. However, gasoline futures wound up shedding more than 40 cents per gallon during August. With a key cost contributor to consumer caution having quickly switched from fearsome to favorable, some of the most beaten up cyclical themes, including shares in retailers and chip makers, rallied with a vengeance in mid-August. In fact, for the one-year period ending September 30, 2006, the month of August 2006, marked the single strongest showing for the Consumer Staples Select Sector, returning 3.73%, and paving the way for a 5.45% return for the final quarter of the period.

The food, beverage and tobacco industry led the way for Consumer Staples in 2006. Specifically, PepsiCo, Inc. added the most of any individual stock to the overall sector return. PepsiCo, Inc. benefited from strong sales of its non-carbonated drinks, such as Gatorade, and international sales of its brands, such as Frito-Lay. The other industries in the sector posted strong returns as well.

As of September 30, 2006, the Consumer Staples Select Sector SPDR Fund consisted of 39 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET      CONSUMER STAPLES              NET ASSET    MARKET      CONSUMER STAPLES
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    ------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06    11.13%     11.29%           11.44%                     11.13%     11.29%           11.44%
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED         31.81%     31.89%           32.91%                      9.64%      9.67%            9.95%
       9/30/06
    ------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED          10.42%     10.77%           11.87%                      2.00%      2.07%            2.27%
       9/30/06
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)        8.16%      8.16%           10.32%                      1.01%      1.01%            1.27%
    ------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -------

    ------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06
    --------------------------------------------------------------------------------------------------
       THREE YEARS ENDED
       9/30/06
    ----------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED
       9/30/06
    ------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)
    --------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
CONSUMER STAPLES SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                                                 CONSUMER STAPLES SELECT                                 CONSUMER STAPLES SELECT
                                                   SECTOR SPDR FUND(A)          S&P 500 INDEX(C)             SECTOR INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10451.00                    10584.00                    10453.00
03/31/99                                                10193.00                    11111.00                    10201.00
06/30/99                                                 9890.00                    11895.00                     9895.00
09/30/99                                                 8755.00                    11152.00                     8761.00
12/31/99                                                 8916.00                    12811.00                     8936.00
03/31/00                                                 8228.00                    13104.00                     8255.00
06/30/00                                                 9875.00                    12756.00                     9901.00
09/30/00                                                 9797.00                    12631.00                     9833.00
12/31/00                                                11212.00                    11644.00                    11266.00
03/31/01                                                 9798.00                    10264.00                     9849.00
06/30/01                                                 9644.00                    10864.00                     9702.00
09/30/01                                                 9945.00                     9269.00                    10011.00
12/31/01                                                10098.00                    10260.00                    10172.00
03/31/02                                                10390.00                    10288.00                    10474.00
06/30/02                                                 8922.00                     8909.00                     8997.00
09/30/02                                                 7989.00                     7370.00                     8056.00
12/31/02                                                 8083.00                     7992.00                     8157.00
03/31/03                                                 7554.00                     7740.00                     7627.00
06/30/03                                                 8228.00                     8931.00                     8314.00
09/30/03                                                 8331.00                     9168.00                     8426.00
12/31/03                                                 8966.00                    10284.00                     9075.00
03/31/04                                                 9448.00                    10458.00                     9572.00
06/30/04                                                 9570.00                    10638.00                     9703.00
09/30/04                                                 9028.00                    10439.00                     9155.00
12/31/04                                                 9666.00                    11403.00                     9811.00
03/31/05                                                 9684.00                    11158.00                     9837.00
06/30/05                                                 9609.00                    11311.00                     9765.00
09/30/05                                                 9880.00                    11718.00                    10049.00
12/31/05                                                 9941.00                    11963.00                    10117.00
03/31/06                                                10122.00                    12466.00                    10309.00
06/30/06                                                10413.00                    12287.00                    10613.00
09/30/06                                                10979.00                    12983.00                    11199.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    ------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PROCTER &          ALTRIA         WAL-MART                     COCA-COLA
                          GAMBLE CO.         GROUP, INC.    STORES, INC.    PEPSICO,     CO. (THE)
                                                                            INC.
    ------------------------------------------------------------------------------------------------------------
       SHARES             4,069,488          2,682,033      3,151,952       1,061,196    1,531,189
    ------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $252,226,866       205,309,626    155,454,273                  68,413,525
                                                                           69,253,651
    ------------------------------------------------------------------------------------------------------------
       % OF               17.04              13.87          10.50           4.68         4.62
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

[PIE CHART IN %]

Beverages                                                                        16.1
Food & Staples Retailing                                                         26.2
Food Products                                                                    14.8
Household Products                                                               24.0
Personal Products                                                                 2.5
Tobacco                                                                          16.1
Other Assets & Liabilities                                                        0.3

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                       THE ENERGY SELECT SECTOR SPDR FUND
The Energy Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Energy Select Sector of the S&P 500(R) Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Energy Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 0.87% as compared to the Index return of 1.13% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

After a long period of maintaining top performer status, the Energy sector ended the twelve month period at the bottom with close to flat returns. Despite positive returns in the second half of the year, the largest companies in the Index, Exxon Mobil Corp. and Chevron Corp., have been experiencing the effects of falling oil and gas prices. Despite continued concern over the war in Iraq, increasing nuclear threats from the Middle and Far East, consumers have benefited from a strong rebound in oil supply over the last year due to a heavy increase in drilling, especially within North America.

On September 15, 2006 Standard & Poors rebalanced their various indices. The Energy Select Sector Index was adjusted in conjunction with these changes made by S&P, resulting in one-way turnover of approximately 0.45% for the Fund. On September 29, 2006 Standard & Poors made divisor adjustments to the Energy Select Sector Index as well, resulting in an additional one-way turnover of 10 percent. The high turnover was mainly due to a large adjustment to Exxon Mobil Corp., increasing its index weight over four percent, which was only partially offset by a small decrease in shares of EOG Resources, Inc.

As of September 30, 2006, the Energy Select Sector SPDR Fund consisted of 30 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ------------------------------------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN                              AVERAGE ANNUAL TOTAL RETURN
                              ----------------------------------------------------------------------------------------------------
                               NET ASSET    MARKET           ENERGY                   NET ASSET    MARKET           ENERGY
                                 VALUE       VALUE    SELECT SECTOR INDEX               VALUE       VALUE    SELECT SECTOR INDEX
    ------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     0.87%       0.78%           1.13%                      0.87%      0.78%            1.13%
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED                    131.55%         134.38%                     32.43%     32.30%           32.83%
       9/30/06                  132.25%
    ------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED                     124.58%         127.24%                     17.51%     17.56%           17.85%
       9/30/06                  124.10%
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)      161.30%     160.69%         167.61%                     13.15%     13.12%           13.49%
    ------------------------------------------------------------------------------------------------------------------------------

    -------------------------  -------

    ------------------------------------------------------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06
    ------------------------------------------------------------------------------------------------------------------------------
       THREE YEARS ENDED
       9/30/06
    ------------------------------------------------------------------------------------------------------------------------------
       FIVE YEARS ENDED
       9/30/06
    ------------------------------------------------------------------------------------------------------------------------------
       SINCE INCEPTION (1)
    ------------------------------------------------------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
ENERGY SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                                                  ENERGY SELECT SECTOR                                    ENERGY SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                  --------------------          ----------------          --------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                 9835.00                    10584.00                     9859.00
03/31/99                                                10483.00                    11111.00                    10512.00
06/30/99                                                11993.00                    11895.00                    11993.00
09/30/99                                                11791.00                    11152.00                    11800.00
12/31/99                                                11707.00                    12811.00                    11730.00
03/31/00                                                12672.00                    13104.00                    12717.00
06/30/00                                                13098.00                    12756.00                    13167.00
09/30/00                                                14314.00                    12631.00                    14400.00
12/31/00                                                14558.00                    11644.00                    14657.00
03/31/01                                                13514.00                    10264.00                    13623.00
06/30/01                                                13419.00                    10864.00                    13535.00
09/30/01                                                11482.00                     9269.00                    11595.00
12/31/01                                                11885.00                    10260.00                    12006.00
03/31/02                                                12913.00                    10288.00                    13059.00
06/30/02                                                11780.00                     8909.00                    11920.00
09/30/02                                                 9561.00                     7370.00                     9669.00
12/31/02                                                10138.00                     7992.00                    10262.00
03/31/03                                                10207.00                     7740.00                    10342.00
06/30/03                                                11041.00                     8931.00                    11198.00
09/30/03                                                11078.00                     9168.00                    11242.00
12/31/03                                                12811.00                    10284.00                    13015.00
03/31/04                                                13663.00                    10458.00                    13889.00
06/30/04                                                14727.00                    10638.00                    14990.00
09/30/04                                                16426.00                    10439.00                    16741.00
12/31/04                                                17092.00                    11403.00                    17433.00
03/31/05                                                20248.00                    11158.00                    20675.00
06/30/05                                                21087.00                    11311.00                    21513.00
09/30/05                                                25500.00                    11718.00                    26054.00
12/31/05                                                23967.00                    11963.00                    24495.00
03/31/06                                                25991.00                    12466.00                    26598.00
06/30/06                                                27173.00                    12287.00                    27820.00
09/30/06                                                25728.00                    12983.00                    26349.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                     THE ENERGY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    ------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXXON MOBIL        CHEVRON                        SCHLUMBERGER     OCCIDENTAL
                          CORP.              CORP.                          LTD.             PETROLEUM CORP.
                                                          CONOCOPHILLIPS
    ------------------------------------------------------------------------------------------------------------------
       SHARES             13,586,255         8,079,059      6,151,105       3,012,505        3,510,044
    ------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $911,637,710       524,007,767    366,175,281     186,865,685      168,868,217
    ------------------------------------------------------------------------------------------------------------------
       % OF               22.71              13.05          9.12            4.65             4.21
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*


(PIE CHART IN %)

Energy Equipment & Services                                                      21.7
Oil, Gas & Consumable Fuels                                                      78.2
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                     THE FINANCIAL SELECT SECTOR SPDR FUND
The Financial Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Financial Select Sector of the S&P 500(R) Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Financial Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 20.16% as compared to the Index return of 20.53% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year, were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

One of the most significant contributors to this sector's return was the dramatic increase in investment banking results experienced by a number of this Fund's holdings. Other factors that contributed to the positive performance of this Fund during the prior twelve months included solid growth in equity and fixed income trading, continued growth in security servicing fees and increases in credit card margins. Additionally, strong performance among REITs held in the portfolio, especially those involved in the apartment rental segment, were a significant cause of this Fund's positive performance during the most recent six months.

During the twelve months ended September 30, 2006, there were nine holdings changes to the Fund. Seven of these changes involved securities being added to the Fund. These were Kimco Realty Corp., Boston Properties, Inc., Commerce Bancorp, Inc., Genworth Financial, Inc., Legg Mason, Inc., Realogy Corp, and the Chicago Mercantile Exchange Holdings, Inc. The two deletions were MBNA Corp. and Jefferson-Pilot Corp. Both were the result of mergers.

As of September 30, 2006, the Financial Select Sector SPDR Fund consisted of 89 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         FINANCIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06    20.16%      19.99%           20.53%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         45.82%      45.71%           47.06%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          55.73%      55.76%           58.02%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       71.77%      71.00%           75.30%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         FINANCIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     20.16%      19.99%           20.53%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          13.40%      13.37%           13.72%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            9.26%       9.27%            9.58%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         7.21%       7.15%            7.48%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
FINANCIAL SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                                                 FINANCIAL SELECT SECTOR                                 FINANCIAL SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10597.00                    10584.00                    10585.00
03/31/99                                                11371.00                    11111.00                    11362.00
06/30/99                                                11925.00                    11895.00                    11914.00
09/30/99                                                10097.00                    11152.00                    10087.00
12/31/99                                                10956.00                    12811.00                    10961.00
03/31/00                                                11195.00                    13104.00                    11212.00
06/30/00                                                10885.00                    12756.00                    10905.00
09/30/00                                                13446.00                    12631.00                    13489.00
12/31/00                                                13743.00                    11644.00                    13802.00
03/31/01                                                12418.00                    10264.00                    12473.00
06/30/01                                                13386.00                    10864.00                    13454.00
09/30/01                                                11631.00                     9269.00                    11695.00
12/31/01                                                12489.00                    10260.00                    12568.00
03/31/02                                                12914.00                    10288.00                    13004.00
06/30/02                                                11945.00                     8909.00                    12031.00
09/30/02                                                 9907.00                     7370.00                     9982.00
12/31/02                                                10634.00                     7992.00                    10725.00
03/31/03                                                10086.00                     7740.00                    10177.00
06/30/03                                                11934.00                     8931.00                    12058.00
09/30/03                                                12428.00                     9168.00                    12567.00
12/31/03                                                13879.00                    10284.00                    14054.00
03/31/04                                                14541.00                    10458.00                    14738.00
06/30/04                                                14191.00                    10638.00                    14387.00
09/30/04                                                14238.00                    10439.00                    14438.00
12/31/04                                                15350.00                    11403.00                    15583.00
03/31/05                                                14367.00                    11158.00                    14592.00
06/30/05                                                14977.00                    11311.00                    15223.00
09/30/05                                                15077.00                    11718.00                    15333.00
12/31/05                                                16303.00                    11963.00                    16596.00
03/31/06                                                16822.00                    12466.00                    17136.00
06/30/06                                                16790.00                    12287.00                    17113.00
09/30/06                                                18113.00                    12983.00                    18481.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE FINANCIAL SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    ------------------------------------------------------------------------------------------------------------------------------
      DESCRIPTION        CITIGROUP,         BANK OF          AMERICAN INTERNATIONAL    JPMORGAN       WELLS FARGO & CO.
                         INC.               AMERICA CORP.    GROUP, INC.               CHASE & CO.
    ------------------------------------------------------------------------------------------------------------------------------
       SHARES            3,603,221          3,298,575        1,893,445                 2,529,240      2,453,319
    ------------------------------------------------------------------------------------------------------------------------------
       MARKET VALUE      $178,971,987       176,704,663      125,459,666               118,773,110    88,761,081
    ------------------------------------------------------------------------------------------------------------------------------
       % OF              9.17               9.05             6.43                      6.08           4.55
       NET ASSETS
    ------------------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Capital Markets                                                                  16.5
Commercial Banks                                                                 19.2
Consumer Finance                                                                  4.2
Diversified Financial Services                                                   25.9
Insurance                                                                        21.7
Real Estate Investment Trusts (REITS)                                             4.9
Real Estate Management & Development                                              0.2
Thrifts & Mortgage Finance                                                        7.3
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                    THE HEALTH CARE SELECT SECTOR SPDR FUND
The Health Care Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Health Care Select Sector of the S&P 500(R) Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Health Care Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 7.17% as compared to the Index return of 7.45% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year, were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

On a general level, the Fund trailed the S&P 500(R) benchmark due to slowing market growth and increased competition for a number of the holdings of this Fund. Though, there was a high degree of variability in return among stocks within the subgroups of this Fund owing to such factors as the competitive presence of generics, expectations regarding release of future pharmaceuticals, impact of new product releases and product recalls. In general, pharmaceutical companies did better relative to medical device manufacturers and service providers.

During the twelve months ended September 30, 2006, there were four holdings changes to the Fund. Barr Pharmaceuticals, Inc. and Patterson Cos., Inc. were added and Guidant Corp. and Chiron Corp. were removed.

As of September 30, 2006, the Health Care Select Sector SPDR Fund consisted of 56 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.
   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------

                               NET ASSET     MARKET        HEALTH CARE
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     7.17%       7.31%            7.45%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED                     23.97%           24.66%
       9/30/06                   23.64%
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED                      49.33%           50.97%
       9/30/06                   48.89%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       41.46%      41.96%           44.61%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                              MARKET        HEALTH CARE
                                NET ASSET     VALUE     SELECT SECTOR INDEX
                                  VALUE     ---------- ----------------------
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     7.17%       7.31%            7.45%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          7.33%       7.42%            7.62%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           8.29%       8.35%            8.59%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        4.56%       4.61%            4.86%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
HEALTH CARE SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(PERFORMANCE GRAPH)

                                                HEALTH CARE SELECT SECTOR                               HEALTH CARE SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                -------------------------       ----------------        -------------------------
12/16/98                                                  10000                       10000                       10000
12/31/98                                                  10817                       10584                       10828
03/31/99                                                  11659                       11111                       11707
06/30/99                                                  12297                       11895                       12362
09/30/99                                                  11203                       11152                       11278
12/31/99                                                  12988                       12811                       13091
03/31/00                                                  12937                       13104                       13056
06/30/00                                                  12352                       12756                       12455
09/30/00                                                  12193                       12631                       12281
12/31/00                                                  11486                       11644                       11566
03/31/01                                                  11357                       10264                       11437
06/30/01                                                  12430                       10864                       12524
09/30/01                                                   9913                        9269                        9996
12/31/01                                                  11464                       10260                       11569
03/31/02                                                  12440                       10288                       12565
06/30/02                                                  11576                        8909                       11697
09/30/02                                                  10735                        7370                       10853
12/31/02                                                  11270                        7992                       11404
03/31/03                                                  11379                        7740                       11522
06/30/03                                                  12499                        8931                       12668
09/30/03                                                  11934                        9168                       12105
12/31/03                                                  12933                       10284                       13129
03/31/04                                                  12869                       10458                       13074
06/30/04                                                  13204                       10638                       13424
09/30/04                                                  12480                       10439                       12694
12/31/04                                                  13120                       11403                       13356
03/31/05                                                  13034                       11158                       13276
06/30/05                                                  13565                       11311                       13827
09/30/05                                                  13768                       11718                       14043
12/31/05                                                  13968                       11963                       14256
03/31/06                                                  14127                       12466                       14427
06/30/06                                                  13405                       12287                       13696
09/30/06                                                  14757                       12983                       15090

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE HEALTH CARE SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        PFIZER,            JOHNSON &      MERCK & CO.,    AMGEN,           WYETH
                          INC.               JOHNSON        INC.            INC.
    -------------------------------------------------------------------------------------------------------------------
       SHARES             9,293,706          3,728,195      2,775,101       1,492,834        1,724,323
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $263,569,502       242,108,983    116,276,732     106,782,416      87,664,581
    -------------------------------------------------------------------------------------------------------------------
       % OF               13.53              12.42          5.97            5.48             4.50
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Biotechnology                                                                    10.2
Health Care Equipment & Supplies                                                 12.3
Health Care Providers & Services                                                 21.9
Health Care Technology                                                            0.4
Life Sciences Tools & Services                                                    2.2
Pharmaceuticals                                                                  52.9
Other Assets & Liabilities                                                        0.1

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                     THE INDUSTRIAL SELECT SECTOR SPDR FUND
The Industrial Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Industrial Select Sector of the S&P 500(R) Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Industrial Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 12.51% as compared to the Index return of 12.81% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year, were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

The Fund narrowly beat the S&P 500(R) during the reporting period. Rising material costs acted as the biggest drain on the profitability of the companies held in this Fund. Conversely, three of the factors that made significant positive contributions to this return were the strong growth in business to business sales, increases in defense spending and the continued strength in the broad economy. One subgroup that did particularly well was rail transport. A continued shift towards rail transport due in part to overcrowded roads and increased fuel costs led to strong performances for Fund constituents such as Burlington Northern Santa Fe Corp. and CSX Corp.

During the twelve months ended September 30, 2006, there was one holdings change to the Fund which was the deletion of Cendant Corp.

As of September 30, 2006, the Industrial Select Sector SPDR Fund consisted of 52 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         INDUSTRIAL
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06    12.51%      12.38%           12.81%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED                     49.80%           51.29%
       9/30/06                   50.06%
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED                      51.69%           54.46%
       9/30/06                   52.18%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       59.23%      59.40%           63.19%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         INDUSTRIAL
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06    12.51%      12.38%           12.81%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         14.49%      14.42%           14.80%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           8.76%       8.69%            9.08%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        6.17%       6.18%            6.50%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                                           (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
INDUSTRIAL SELECT SECTOR SPDR FUND (Based on Net Asset Value)

(MOUNTAIN CHART)

                                                INDUSTRIAL SELECT SECTOR                                INDUSTRIAL SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                ------------------------        ----------------        ------------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10759.00                    10584.00                    10765.00
03/31/99                                                11010.00                    11111.00                    11027.00
06/30/99                                                13153.00                    11895.00                    13181.00
09/30/99                                                12740.00                    11152.00                    12774.00
12/31/99                                                13223.00                    12811.00                    13280.00
03/31/00                                                13001.00                    13104.00                    13075.00
06/30/00                                                12786.00                    12756.00                    12873.00
09/30/00                                                13645.00                    12631.00                    13754.00
12/31/00                                                14150.00                    11644.00                    14268.00
03/31/01                                                12030.00                    10264.00                    12135.00
06/30/01                                                13194.00                    10864.00                    13318.00
09/30/01                                                10766.00                     9269.00                    10870.00
12/31/01                                                12696.00                    10260.00                    12827.00
03/31/02                                                12498.00                    10288.00                    12647.00
06/30/02                                                10986.00                     8909.00                    11118.00
09/30/02                                                 9019.00                     7370.00                     9130.00
12/31/02                                                 9557.00                     7992.00                     9682.00
03/31/03                                                 8996.00                     7740.00                     9119.00
06/30/03                                                10448.00                     8931.00                    10608.00
09/30/03                                                10923.00                     9168.00                    11097.00
12/31/03                                                12662.00                    10284.00                    12879.00
03/31/04                                                12534.00                    10458.00                    12758.00
06/30/04                                                13587.00                    10638.00                    13841.00
09/30/04                                                13501.00                    10439.00                    13763.00
12/31/04                                                14869.00                    11403.00                    15171.00
03/31/05                                                14601.00                    11158.00                    14903.00
06/30/05                                                14151.00                    11311.00                    14451.00
09/30/05                                                14563.00                    11718.00                    14882.00
12/31/05                                                15282.00                    11963.00                    15628.00
03/31/06                                                16489.00                    12466.00                    16875.00
06/30/06                                                16547.00                    12287.00                    16944.00
09/30/06                                                16385.00                    12983.00                    16789.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE INDUSTRIAL SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------------------------------
       DESCRIPTION        GENERAL          UNITED PARCEL    UNITED                    TYCO
                          ELECTRIC         SERVICE, INC.  TECHNOLOGIES    BOEING      INTERNATIONAL
                          CO.              (CLASS B)        CORP.         CO.         LTD.
    ---------------------------------------------------------------------------------------------------------
       SHARES             6,287,922        906,201          865,166       683,907     1,714,029
    ---------------------------------------------------------------------------------------------------------
       MARKET VALUE       $221,963,646     65,192,100       54,808,266                47,975,672
                                                                        53,926,067
    ---------------------------------------------------------------------------------------------------------
       % OF               20.25            5.95             5.00          4.92        4.38
       NET ASSETS
    ---------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Aerospace & Defense                                                              23.2
Air Freight & Logistics                                                           8.6
Airlines                                                                          1.1
Building Products                                                                 1.6
Commercial Services & Supplies                                                    6.3
Construction & Engineering                                                        0.7
Electrical Equipment                                                              4.9
Industrial Conglomerates                                                         30.0
Machinery                                                                        15.3
Road & Rail                                                                       7.5
Trading Companies & Distributors                                                  0.5
Other Assets & Liabilities                                                        0.3

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                     THE MATERIALS SELECT SECTOR SPDR FUND
The Materials Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Materials Select Sector of the S&P 500(R) Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Materials Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 18.13% as compared to the Index return of 18.68% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

In the Materials Select Sector, Allegheny Technologies, Inc. maintained its strong performance finishing the twelve month period with the best return in the sector. The strong global demand by the aerospace and defense industry for titanium has continued. Allegheny Technologies, Inc. announced a $2.5 billion deal to supply The Boeing Company with titanium materials to build aircraft. The deal prompted the company to undertake expansion plans to keep up with the demand.

Nucor Corp. posted the second highest return in the sector as strong pricing in the steel market helped that firm. Continued strong demand and pricing for copper and molybdenum provided solid returns for some of the metal firms in the sector such as Phelps Dodge Corp.

Although most firms in the Materials Select Sector posted positive returns for the twelve month period, some did experience a difficult year. Louisiana-Pacific Corp. suffered from a softening housing market and weakening prices of one of its core products, the plywood substitute oriented strand board. The firm posted the worst return in the sector over the twelve month period.

There were two constituent changes during the time period. Georgia-Pacific Corp. was deleted from the index when it was acquired by Koch Forest Products, Inc. on December 15, 2005. Engelhard Corp. was also deleted when it was acquired by BASF in a cash deal on June 5, 2006. There were no additions over the time period.

As of September 30, 2006, the Materials Select Sector SPDR Fund consisted of 30 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF SEPTEMBER 30, 2006

                              -------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         MATERIALS
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06    18.13%      17.91%           18.68%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         54.32%      54.41%           55.92%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED          82.31%      83.37%           85.45%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)       82.06%      81.90%           87.29%
    ---------------------------------------------------------------------------------

                               ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         MATERIALS
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     18.13%      17.91%           18.68%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED          15.56%      15.58%           16.02%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           12.76%      12.89%           13.19%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)         8.01%       8.00%            8.40%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
MATERIALS SELECT SECTOR SPDR FUND (Based on Net Asset Value)
(PERFORMANCE GRAPH)

                                                 MATERIALS SELECT SECTOR                                 MATERIALS SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10429.00                    10584.00                    10435.00
03/31/99                                                10567.00                    11111.00                    10588.00
06/30/99                                                12639.00                    11895.00                    12656.00
09/30/99                                                11559.00                    11152.00                    11584.00
12/31/99                                                12949.00                    12811.00                    13024.00
03/31/00                                                11342.00                    13104.00                    11414.00
06/30/00                                                 9749.00                    12756.00                     9829.00
09/30/00                                                 8961.00                    12631.00                     9029.00
12/31/00                                                10969.00                    11644.00                    11055.00
03/31/01                                                10341.00                    10264.00                    10444.00
06/30/01                                                11387.00                    10864.00                    11506.00
09/30/01                                                10039.00                     9269.00                    10155.00
12/31/01                                                11260.00                    10260.00                    11404.00
03/31/02                                                12429.00                    10288.00                    12600.00
06/30/02                                                12206.00                     8909.00                    12383.00
09/30/02                                                 9412.00                     7370.00                     9541.00
12/31/02                                                10613.00                     7992.00                    10771.00
03/31/03                                                 9845.00                     7740.00                     9996.00
06/30/03                                                11185.00                     8931.00                    11371.00
09/30/03                                                11865.00                     9168.00                    12079.00
12/31/03                                                14594.00                    10284.00                    14882.00
03/31/04                                                14339.00                    10458.00                    14629.00
06/30/04                                                14728.00                    10638.00                    15037.00
09/30/04                                                15221.00                    10439.00                    15553.00
12/31/04                                                16527.00                    11403.00                    16908.00
03/31/05                                                16827.00                    11158.00                    17226.00
06/30/05                                                15232.00                    11311.00                    15597.00
09/30/05                                                15495.00                    11718.00                    15892.00
12/31/05                                                17214.00                    11963.00                    17677.00
03/31/06                                                18491.00                    12466.00                    19011.00
06/30/06                                                18414.00                    12287.00                    18943.00
09/30/06                                                18301.00                    12983.00                    18834.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE MATERIALS SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    -----------------------------------------------------------------------------------------------------------
       DESCRIPTION        DU PONT                                                         NEWMONT
                          (E.I.) DE        DOW CHEMICAL    MONSANTO      ALCOA,           MINING
                          NEMOURS & CO.    CO.             CO.           INC.             CORP.
                                                                                          (HOLDING
                                                                                          CO.)
    -----------------------------------------------------------------------------------------------------------
       SHARES             1,872,700        1,949,021       1,101,858     1,759,676        913,154
    -----------------------------------------------------------------------------------------------------------
       MARKET VALUE       $80,226,468      75,972,838      51,798,348    49,341,315       39,037,333
    -----------------------------------------------------------------------------------------------------------
       % OF               11.40            10.80           7.36          7.01             5.55
       NET ASSETS
    -----------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Chemicals                                                                        52.1
Construction Materials                                                            2.2
Containers & Packaging                                                            6.0
Metals & Mining                                                                  28.5
Paper & Forest Products                                                          10.9
Other Assets & Liabilities                                                        0.3

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                     THE TECHNOLOGY SELECT SECTOR SPDR FUND
The Technology Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Technology Select Sector of the S&P 500(R) Index. To accomplish this objective, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Technology Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 6.20% as compared to the Index return of 6.51% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year, were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest returns, up 20.53%, while Energy took a breather this year, managing only a slight gain of 1.13%.

Telecommunications and communications equipment providers continued to lead the technology sector over the reporting period. Spurred by the announced merger plans between AT&T Corp. and BellSouth Corp., and persistent demand in wireless and broadband services, the integrated telecommunications providers as a group contributed most of the total return of the Index. Similarly, the providers of communications equipment also enjoyed a solid twelve months. As the world continues to move from older circuit-switched networks to more advanced networks geared for high-speed internet access, companies such as Cisco Systems, Inc. and Motorola, Inc. are enjoying strong demand for their products. These companies are also seeing strong growth outside the U.S. in many of the world's developing economies where demand for mobile devices is rising.

After being leaders for much of 2005, semiconductor stocks had a relatively weak showing over the twelve months ended September 30, 2006. Intel Corp. suffered particularly, as it has lost market share to smaller rival Advanced Micro Devices, Inc. Overall, declining desktop processor sales, tempered personal computer sales forecasts and an increase in inventory are the main reasons chipmakers have trailed the market over the period. Similar to the first six months of the fiscal year, however, there were some clear exceptions, as NVIDIA Corp. and Freescale Semiconductor, Inc. both were able to boost sales in part by being aligned with the surging telecommunications industry.

As of September 30, 2006, the Technology Select Sector SPDR Fund consisted of 87 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         TECHNOLOGY
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     6.20%       6.19%            6.51%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED                     24.78%           25.81%
       9/30/06                   24.94%
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED                      18.83%           20.73%
       9/30/06                   19.26%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)      -28.58%     -28.62%          -27.26%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         TECHNOLOGY
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06      6.20%       6.19%            6.51%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED           7.70%       7.66%            7.95%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED            3.58%       3.51%            3.84%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION (1)        -4.24%      -4.25%           -4.01%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT
TECHNOLOGY SELECT SECTOR SPDR FUND (Based on Net Asset Value)
(MOUNTAIN CHART)

                                                TECHNOLOGY SELECT SECTOR                                TECHNOLOGY SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                ------------------------        ----------------        ------------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10851.00                    10584.00                    10827.00
03/31/99                                                12189.00                    11111.00                    12178.00
06/30/99                                                13445.00                    11895.00                    13445.00
09/30/99                                                13700.00                    11152.00                    13718.00
12/31/99                                                18011.00                    12811.00                    18047.00
03/31/00                                                20021.00                    13104.00                    20086.00
06/30/00                                                17985.00                    12756.00                    18060.00
09/30/00                                                15435.00                    12631.00                    15504.00
12/31/00                                                10410.00                    11644.00                    10459.00
03/31/01                                                 8255.00                    10264.00                     8297.00
06/30/01                                                 9253.00                    10864.00                     9313.00
09/30/01                                                 6373.00                     9269.00                     6414.00
12/31/01                                                 8020.00                    10260.00                     8077.00
03/31/02                                                 7226.00                    10288.00                     7282.00
06/30/02                                                 5277.00                     8909.00                     5319.00
09/30/02                                                 3933.00                     7370.00                     3965.00
12/31/02                                                 4940.00                     7992.00                     4986.00
03/31/03                                                 4779.00                     7740.00                     4826.00
06/30/03                                                 5677.00                     8931.00                     5739.00
09/30/03                                                 6083.00                     9168.00                     6155.00
12/31/03                                                 6869.00                    10284.00                     6955.00
03/31/04                                                 6784.00                    10458.00                     6873.00
06/30/04                                                 6928.00                    10638.00                     7023.00
09/30/04                                                 6410.00                    10439.00                     6503.00
12/31/04                                                 7227.00                    11403.00                     7339.00
03/31/05                                                 6691.00                    11158.00                     6790.00
06/30/05                                                 6826.00                    11311.00                     6931.00
09/30/05                                                 7157.00                    11718.00                     7270.00
12/31/05                                                 7217.00                    11963.00                     7338.00
03/31/06                                                 7635.00                    12466.00                     7769.00
06/30/06                                                 6996.00                    12287.00                     7122.00
09/30/06                                                 7601.00                    12983.00                     7743.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                   THE TECHNOLOGY SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

       TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    --------------------------------------------------------------------------------------------------------------------
       DESCRIPTION                                            INTERNATIONAL                     VERIZON
                          MICROSOFT        CISCO SYSTEMS,     BUSINESS           INTEL         COMMUNICATIONS,
                          CORP.            INC.               MACHINES           CORP.          INC.
                                                              CORP.
    --------------------------------------------------------------------------------------------------------------------
       SHARES             6,924,205        4,893,887          1,220,034          4,624,066      2,323,832
    --------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $189,238,523     112,559,401        99,969,586         95,117,038     86,283,882
    --------------------------------------------------------------------------------------------------------------------
       % OF               10.41            6.19               5.50               5.23           4.75
       NET ASSETS
    --------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

Communications Equipment                                                         15.4
Computers & Peripherals                                                          19.2
Diversified Telecommunication Services                                           14.1
Electronic Equipment & Instruments                                                1.6
Internet Software & Services                                                      6.9
IT Services                                                                       5.1
Office Electronics                                                                0.7
Semiconductor & Semiconductor Equipment                                          14.9
Software                                                                         18.6
Wireless Telecommunication Services                                               3.3
Other Assets & Liabilities                                                        0.2

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
             MANAGEMENT'S DISCUSSION AND ANALYSIS
                                           (CIRCLE GRAPHIC)

                     THE UTILITIES SELECT SECTOR SPDR FUND

The Utilities Select Sector SPDR Fund (the "Fund") seeks to replicate the total return of the Utilities Select Sector of the S&P 500(R) Index. To accomplish this, the Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of the Utilities Select Sector Index (the "Index"), before expenses, by investing in a portfolio of stocks that seek to replicate the Index. For the twelve months ended September 30, 2006, the Fund returned 4.49% as compared to the Index return of 4.77% and the S&P 500(R) Index return of 10.79%.

U.S. stocks managed strong gains during a year when investors were faced with a number of concerns. Interest rates continued to rise until the end of June, as the Federal Reserve's new Chairman Bernanke attempted to balance economic growth and inflation concerns. Rising commodity prices in the early part of the year were subdued in the last quarter when energy prices fell dramatically. A weak housing market was somewhat offset by a strong commercial real estate market. Finally, strong corporate earnings during the year helped propel the market through some uncertain times. All nine Select Sector Indices rose during the year. Financials posted the strongest return, up 20.53%, while Energy took a breather this year, managing a slight gain of 1.13%.

The twelve months ended September 30, 2006 was a challenging period for the Fund. There were three primary causes behind the Fund's return. One of the more significant factors was the negative influence on profitability caused by both rising and volatile fuel costs. Another factor that led to this Fund's performance was the earning disruptions associated with several of the extreme weather events that occurred during this period. Finally, rising interest rates negatively impacted profitability and reduced the attractiveness of the high yield nature of the Fund's holdings. On a positive note, the influence of all three of these factors abated during the most recent period as evidenced by the Federal Reserve's ongoing interest rate pause, a return to more typical climate conditions, and a significant decline in fuel prices.

During the prior twelve months, there were two holdings changes to the Fund which were the deletions of Calpine Corp. and CINergy Corp.

As of September 30, 2006, the Utilities Select Sector SPDR Fund consisted of 31 companies.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                              PERFORMANCE SUMMARY
The following Performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the closing price (last trade) on the exchange on which shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SPDRINDEX.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

   PERFORMANCE AS OF SEPTEMBER 30, 2006

    ---------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN
                              -------------------------------------------------------
                               NET ASSET     MARKET         UTILITIES
                                 VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     4.49%       4.50%            4.77%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED                     71.24%           73.75%
       9/30/06                   72.01%
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED                      38.89%           40.64%
       9/30/06                   38.36%
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)        50.06%      49.44%           52.49%
    ---------------------------------------------------------------------------------

    -------------------------  ------------------------------------------------------
                                        AVERAGE ANNUAL TOTAL RETURN
                               ----------------------------------------------
                                NET ASSET     MARKET         UTILITIES
                                  VALUE       VALUE     SELECT SECTOR INDEX
    ---------------------------------------------------------------------------------
       ONE YEAR ENDED 9/30/06     4.49%       4.50%            4.77%
    ---------------------------------------------------------------------------------
       THREE YEARS ENDED         19.82%      19.64%           20.22%
       9/30/06
    ---------------------------------------------------------------------------------
       FIVE YEARS ENDED           6.71%       6.79%            7.06%
       9/30/06
    ---------------------------------------------------------------------------------
       SINCE INCEPTION(1)         5.36%       5.30%            5.57%
    ---------------------------------------------------------------------------------

   (1) Total returns are calculated based on the commencement of trading on the AMEX, December 22, 1998.

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                                           (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                        PERFORMANCE SUMMARY (CONTINUED)
(PERFORMANCE GRAPH)

                                                 UTILITIES SELECT SECTOR                                 UTILITIES SELECT SECTOR
                                                      SPDR FUND(A)              S&P 500 INDEX(C)                INDEX(B)
                                                 -----------------------        ----------------         -----------------------
12/16/98                                                10000.00                    10000.00                    10000.00
12/31/98                                                10369.00                    10584.00                    10370.00
03/31/99                                                 9239.00                    11111.00                     9230.00
06/30/99                                                10818.00                    11895.00                    10779.00
09/30/99                                                10366.00                    11152.00                    10326.00
12/31/99                                                10022.00                    12811.00                     9976.00
03/31/00                                                 9490.00                    13104.00                     9461.00
06/30/00                                                 9789.00                    12756.00                     9768.00
09/30/00                                                11731.00                    12631.00                    11711.00
12/31/00                                                12223.00                    11644.00                    12205.00
03/31/01                                                11704.00                    10264.00                    11695.00
06/30/01                                                11625.00                    10864.00                    11623.00
09/30/01                                                11073.00                     9269.00                    11075.00
12/31/01                                                10627.00                    10260.00                    10632.00
03/31/02                                                10749.00                    10288.00                    10758.00
06/30/02                                                 9393.00                     8909.00                     9403.00
09/30/02                                                 7293.00                     7370.00                     7308.00
12/31/02                                                 7639.00                     7992.00                     7664.00
03/31/03                                                 7394.00                     7740.00                     7424.00
06/30/03                                                 8955.00                     8931.00                     9009.00
09/30/03                                                 8913.00                     9168.00                     8964.00
12/31/03                                                 9611.00                    10284.00                     9677.00
03/31/04                                                10095.00                    10458.00                    10175.00
06/30/04                                                 9960.00                    10638.00                    10044.00
09/30/04                                                10620.00                    10439.00                    10720.00
12/31/04                                                11899.00                    11403.00                    12026.00
03/31/05                                                12532.00                    11158.00                    12678.00
06/30/05                                                13683.00                    11311.00                    13859.00
09/30/05                                                14662.00                    11718.00                    14866.00
12/31/05                                                13863.00                    11963.00                    14052.00
03/31/06                                                13695.00                    12466.00                    13889.00
06/30/06                                                14463.00                    12287.00                    14679.00
09/30/06                                                15328.00                    12983.00                    15576.00

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT

                                           (CIRCLE GRAPHIC)

                    THE UTILITIES SELECT SECTOR SPDR FUND --
                               PORTFOLIO SUMMARY

   TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2006

    -------------------------------------------------------------------------------------------------------------------
       DESCRIPTION        EXELON             DUKE ENERGY    TXU             DOMINION         SOUTHERN CO.
                          CORP.              CORP.          CORP.           RESOURCES,       (THE)
                                                                            INC.
    -------------------------------------------------------------------------------------------------------------------
       SHARES             4,870,933          9,116,439      3,356,790       2,567,182        5,400,571
    -------------------------------------------------------------------------------------------------------------------
       MARKET VALUE       $294,886,284       275,316,458    209,866,511     196,363,751      186,103,677
    -------------------------------------------------------------------------------------------------------------------
       % OF               9.85               9.20           7.01            6.56             6.22
       NET ASSETS
    -------------------------------------------------------------------------------------------------------------------

   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

   INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2006*

(PIE CHART IN %)

                                                                INDEPENDENT POWER
                                                                PRODUCERS & ENERGY                              OTHER ASSETS &
ELECTRIC UTILITIES                         GAS UTILITIES             TRADERS            MULTI-UTILITIES          LIABILITIES
------------------                         -------------        ------------------      ---------------         --------------
44.2                                            0.80                  13.40                  41.30                   0.30

   * The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.9%
AUTO COMPONENTS -- 1.4%
Goodyear Tire & Rubber Co. (The)
  (a)...............................     60,910   $    883,195
Johnson Controls, Inc. .............     68,575      4,919,570
                                                  ------------
                                                     5,802,765
                                                  ------------
AUTOMOBILES -- 4.1%
Ford Motor Co. .....................    660,006      5,339,448
General Motors Corp. ...............    198,680      6,608,097
Harley-Davidson, Inc. ..............     92,964      5,833,491
                                                  ------------
                                                    17,781,036
                                                  ------------
DISTRIBUTORS -- 0.6%
Genuine Parts Co. ..................     60,327      2,601,904
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 1.1%
Apollo Group, Inc. (Class A) (a)....     48,664      2,396,215
Block (H&R), Inc. ..................    113,837      2,474,817
                                                  ------------
                                                     4,871,032
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 15.7%
Carnival Corp. .....................    156,697      7,369,460
Darden Restaurants, Inc. ...........     51,480      2,186,356
Harrah's Entertainment, Inc. .......     65,170      4,329,243
Hilton Hotels Corp. ................    135,827      3,782,782
International Game Technology.......    119,157      4,945,015
Marriott International, Inc. (Class
  A)................................    121,031      4,676,638
McDonald's Corp. ...................    431,883     16,895,263
Starbucks Corp. (a).................    267,071      9,093,768
Starwood Hotels & Resorts Worldwide,
  Inc. .............................     76,478      4,373,777
Wendy's International, Inc. ........     41,115      2,754,705
Wyndham Worldwide Corp. (a).........     70,388      1,968,752
Yum Brands, Inc. ...................     94,987      4,944,073
                                                  ------------
                                                    67,319,832
                                                  ------------
HOUSEHOLD DURABLES -- 6.3%
Black & Decker Corp. ...............     26,225      2,080,954
Centex Corp. .......................     42,019      2,211,040
D.R. Horton, Inc. ..................     95,713      2,292,326
Fortune Brands, Inc. ...............     53,162      3,992,998
Harman International Industries,
  Inc. .............................     23,189      1,934,890
KB HOME.............................     27,089      1,186,498
Leggett & Platt, Inc. ..............     63,767      1,596,088
Lennar Corp. (Class A)..............     48,837      2,209,874
Newell Rubbermaid, Inc. ............     96,417      2,730,530
Pulte Homes, Inc. ..................     74,524      2,374,335
Snap-on, Inc. ......................     20,082        894,653
Stanley Works (The).................     28,458      1,418,631
Whirlpool Corp. ....................     27,175      2,285,689
                                                  ------------
                                                    27,208,506
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.8%
Amazon.com, Inc. (a)................    109,754      3,525,298
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.7%
Brunswick Corp. ....................     33,144      1,033,761
Eastman Kodak Co. ..................    100,865      2,259,376
Hasbro, Inc. .......................     58,658      1,334,470
Mattel, Inc. .......................    134,281      2,645,336
                                                  ------------
                                                     7,272,943
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MEDIA -- 33.2%
CBS Corp. ..........................    274,943   $  7,745,144
Clear Channel Communications,
  Inc. .............................    175,278      5,056,770
Comcast Corp. (Class A) (a).........    737,619     27,181,260
Disney (Walt) Co. (The).............    736,153     22,754,489
Dow Jones & Co., Inc. ..............     22,015        738,383
Gannett Co., Inc. ..................     83,027      4,718,425
Interpublic Group of Companies, Inc.
  (a)...............................    154,262      1,527,194
McGraw-Hill Cos, Inc. (The).........    124,379      7,217,713
Meredith Corp. .....................     14,124        696,737
New York Times Co. (The) (Class
  A)................................     50,555      1,161,754
News Corp. (Class A)................    824,566     16,202,722
Omnicom Group, Inc. ................     60,249      5,639,307
Scripps (E.W.) Co. (The) (Class
  A)................................     29,976      1,436,750
Time Warner, Inc. ..................  1,432,418     26,112,980
Tribune Co. ........................     67,211      2,199,144
Univision Communications, Inc.
  (Class A) (a).....................     88,323      3,033,012
Viacom, Inc. (Class B) (a)..........    250,746      9,322,736
                                                  ------------
                                                   142,744,520
                                                  ------------
MULTILINE RETAIL -- 11.8%
Big Lots, Inc. (a)..................     38,321        759,139
Dillard's, Inc. (Class A)...........     21,582        706,379
Dollar General Corp. ...............    108,882      1,484,062
Family Dollar Stores, Inc. .........     54,815      1,602,791
Federated Department Stores,
  Inc. .............................    192,246      8,306,950
J.C. Penney Co., Inc. (Holding
  Co.)..............................     79,033      5,405,067
Kohl's Corp. (a)....................    115,380      7,490,469
Nordstrom, Inc. ....................     80,532      3,406,503
Sears Holdings Corp. (a)............     29,276      4,628,243
Target Corp. .......................    301,785     16,673,621
                                                  ------------
                                                    50,463,224
                                                  ------------
SPECIALTY RETAIL -- 19.6%
AutoNation, Inc. (a)................     53,131      1,110,438
AutoZone, Inc. (a)..................     18,616      1,923,033
Bed Bath & Beyond, Inc. (a).........     99,062      3,790,112
Best Buy Co., Inc. .................    143,128      7,665,935
Circuit City Stores, Inc. ..........     50,789      1,275,312
Gap, Inc. (The).....................    190,593      3,611,737
Home Depot, Inc. ...................    727,015     26,368,835
Limited Brands, Inc. ...............    119,279      3,159,701
Lowe's Companies, Inc. .............    538,169     15,101,022
Office Depot, Inc. (a)..............     99,804      3,962,219
OfficeMax, Inc. ....................     25,693      1,046,733
RadioShack Corp. ...................     46,999        907,081
Sherwin-Williams Co. (The)..........     39,260      2,189,923
Staples, Inc. ......................    255,470      6,215,585
Tiffany & Co. ......................     49,332      1,637,822
TJX Cos, Inc. (The).................    158,927      4,454,724
                                                  ------------
                                                    84,420,212
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 3.6%
Coach, Inc. (a).....................    128,896      4,434,022
Jones Apparel Group, Inc. ..........     39,758      1,289,750
Liz Claiborne, Inc. ................     36,537      1,443,577

See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TEXTILES, APPAREL & LUXURY GOODS -- (CONTINUED)
NIKE, Inc. (Class B)................     66,873   $  5,859,412
V.F. Corp. .........................     31,051      2,265,170
                                                  ------------
                                                    15,291,931
                                                  ------------
TOTAL COMMON STOCKS  -- (Cost
  $463,889,491).....................               429,303,203
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $494,179)........    494,179        494,179
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $464,383,672)...............               429,797,382
OTHER ASSETS AND
  LIABILITIES -- 0.0%(B)............                   183,026
                                                  ------------
NET ASSETS -- 100.0%................              $429,980,408
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
BEVERAGES -- 16.1%
Anheuser-Busch Cos, Inc. ..........  1,061,355   $   50,424,976
Brown-Forman Corp. (Class B).......    145,896       11,182,928
Coca-Cola Co. (The)................  1,531,189       68,413,525
Coca-Cola Enterprises, Inc. .......    513,449       10,695,143
Constellation Brands, Inc. (Class
  A)(a)............................    409,038       11,772,114
Molson Coors Brewing Co. (Class
  B)...............................     99,345        6,844,870
Pepsi Bottling Group, Inc. (The)...    289,032       10,260,636
PepsiCo, Inc. .....................  1,061,196       69,253,651
                                                 --------------
                                                    238,847,843
                                                 --------------
FOOD & STAPLES RETAILING -- 26.2%
Costco Wholesale Corp. ............    666,817       33,127,468
CVS Corp. .........................  1,178,890       37,865,947
Kroger Co. ........................  1,101,186       25,481,444
Safeway, Inc. .....................    709,474       21,532,536
SUPERVALU, Inc. ...................    430,633       12,768,268
Sysco Corp. .......................    898,462       30,053,554
Wal-Mart Stores, Inc. .............  3,151,952      155,454,273
Walgreen Co. ......................  1,367,063       60,683,927
Whole Foods Market, Inc. ..........    180,863       10,748,687
                                                 --------------
                                                    387,716,104
                                                 --------------
FOOD PRODUCTS -- 14.8%
Archer-Daniels-Midland Co. ........    973,949       36,893,188
Campbell Soup Co. .................    432,997       15,804,391
ConAgra Foods, Inc. ...............    818,136       20,027,969
Dean Foods Co.(a)..................    172,533        7,249,837
General Mills, Inc. ...............    520,500       29,460,300
H.J. Heinz Co. ....................    522,822       21,921,927
Hershey Co. (The)..................    283,227       15,138,483
Kellogg Co. .......................    394,747       19,547,871
McCormick & Co., Inc. .............    276,955       10,518,751
Sara Lee Corp. ....................  1,150,720       18,492,070
Tyson Foods, Inc. (Class A)........    513,997        8,162,272
Wm. Wrigley Jr., Co. ..............    341,629       15,735,432
                                                 --------------
                                                    218,952,491
                                                 --------------
HOUSEHOLD PRODUCTS -- 24.0%
Clorox Co. ........................    251,097       15,819,111
Colgate-Palmolive Co. .............    722,243       44,851,290
Kimberly-Clark Corp. ..............    641,527       41,930,205
Procter & Gamble Co. ..............  4,069,488      252,226,866
                                                 --------------
                                                    354,827,472
                                                 --------------
PERSONAL PRODUCTS -- 2.5%
Alberto-Culver Co. (Class B).......    175,260        8,866,403
Avon Products, Inc. ...............    686,660       21,052,996
Estee Lauder Cos, Inc. (The) (Class
  A)...............................    165,337        6,668,041
                                                 --------------
                                                     36,587,440
                                                 --------------
TOBACCO -- 16.1%
Altria Group, Inc. ................  2,682,033      205,309,626
Reynolds American, Inc. ...........    289,125       17,917,077
UST, Inc. .........................    287,312       15,753,317
                                                 --------------
                                                    238,980,020
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,433,921,623)............               1,475,911,370
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $1,049,810).....  1,049,810   $    1,049,810
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,434,971,433)............               1,476,961,180
OTHER ASSETS AND
  LIABILITIES -- 0.2%..............                   3,080,102
                                                 --------------
NET ASSETS -- 100.0%...............              $1,480,041,282
                                                 ==============
(a) Non-income producing security

See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
ENERGY EQUIPMENT & SERVICES -- 21.7%
Baker Hughes, Inc. ...............   1,485,644   $  101,320,921
BJ Services Co. ..................   1,795,297       54,092,299
Halliburton Co. ..................   4,406,439      125,363,189
Nabors Industries Ltd. (a)........   1,850,969       55,066,328
National-Oilwell Varco, Inc.
  (a).............................     991,151       58,031,891
Noble Corp. ......................     818,335       52,520,740
Rowan Cos., Inc. .................   1,075,964       34,032,741
Schlumberger Ltd. ................   3,012,505      186,865,685
Smith International, Inc. ........     710,300       27,559,640
Transocean, Inc. (a)..............   1,414,216      103,563,038
Weatherford International Ltd.
  (a).............................   1,751,901       73,089,310
                                                 --------------
                                                    871,505,782
                                                 --------------
OIL, GAS & CONSUMABLE FUELS -- 78.2%
Anadarko Petroleum Corp. .........   2,125,405       93,156,501
Apache Corp. .....................   1,508,899       95,362,417
Chesapeake Energy Corp. ..........   2,089,872       60,564,490
Chevron Corp. ....................   8,079,059      524,007,767
ConocoPhillips....................   6,151,105      366,175,281
Consol Energy, Inc. ..............   1,340,578       42,536,540
Devon Energy Corp. ...............   1,912,388      120,767,302
El Paso Corp. ....................   4,060,818       55,389,557
EOG Resources, Inc. ..............   1,191,523       77,508,571
Exxon Mobil Corp. ................  13,586,255      911,637,710
Hess Corp. .......................   1,370,853       56,780,731
Kinder Morgan, Inc. ..............     586,801       61,526,085
Marathon Oil Corp. ...............   1,553,833      119,489,758
Murphy Oil Corp. .................   1,121,518       53,328,181
Occidental Petroleum Corp. .......   3,510,044      168,868,217
Sunoco, Inc. .....................     804,662       50,041,930
Valero Energy Corp. ..............   2,590,853      133,351,204
Williams Cos., Inc. (The).........   3,029,444       72,312,828
XTO Energy, Inc. .................   1,812,928       76,378,657
                                                 --------------
                                                  3,139,183,727
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $4,347,075,599)...........                4,010,689,509
                                                 --------------
SHORT TERM INVESTMENTS -- 0.0%(B)
MONEY MARKET FUND -- 0.0%(B)
AIM Short Term Investment Class
  Prime Fund (Cost $1,535,144)....   1,535,144        1,535,144
                                                 --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $4,348,610,743)...........                4,012,224,653
OTHER ASSETS AND
  LIABILITIES -- 0.1%.............                    2,228,612
                                                 --------------
NET ASSETS -- 100.0%..............               $4,014,453,265
                                                 ==============
(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
CAPITAL MARKETS -- 16.5%
Ameriprise Financial, Inc. .......     177,637   $    8,331,175
Bank of New York Co., Inc.
  (The)...........................     556,567       19,624,553
Bear Stearns Cos., Inc. ..........      87,724       12,290,132
Charles Schwab Corp. (The)........     754,997       13,514,446
E*Trade Financial Corp. (a).......     311,938        7,461,557
Federated Investors, Inc. (Class
  B)..............................      65,978        2,230,716
Franklin Resources, Inc. .........     121,352       12,832,974
Goldman Sachs Group, Inc. ........     314,504       53,204,642
Janus Capital Group, Inc. ........     150,766        2,973,106
Legg Mason, Inc. .................      95,590        9,641,207
Lehman Brothers Holdings, Inc. ...     391,719       28,932,365
Mellon Financial Corp. ...........     300,019       11,730,743
Merrill Lynch & Co., Inc. ........     645,881       50,520,812
Morgan Stanley....................     780,975       56,940,887
Northern Trust Corp. .............     136,601        7,981,597
State Street Corp. (c)............     241,468       15,067,603
T. Rowe Price Group, Inc. ........     190,853        9,132,316
                                                 --------------
                                                    322,410,831
                                                 --------------
COMMERCIAL BANKS -- 19.2%
AmSouth Bancorp...................     249,724        7,251,985
BB&T Corp. .......................     391,793       17,152,697
Comerica, Inc. ...................     118,230        6,729,652
Commerce Bancorp, Inc. ...........     135,382        4,969,873
Compass Bancshares, Inc. .........      94,448        5,381,647
Fifth Third Bancorp...............     407,292       15,509,679
First Horizon National Corp. .....      90,823        3,452,182
Huntington Bancshares, Inc. ......     173,284        4,146,686
KeyCorp...........................     293,840       11,001,370
M & T Bank Corp. .................      56,654        6,796,214
Marshall & Ilsley Corp. ..........     184,970        8,911,855
National City Corp. ..............     440,114       16,108,172
North Fork Bancorporation,
  Inc. ...........................     340,440        9,750,202
PNC Financial Services Group......     214,777       15,558,446
Regions Financial Corp. ..........     331,556       12,197,945
SunTrust Banks, Inc. .............     266,074       20,562,199
Synovus Financial Corp. ..........     235,968        6,930,380
U.S. Bancorp......................   1,294,868       43,015,515
Wachovia Corp. ...................   1,158,154       64,624,993
Wells Fargo & Co. ................   2,453,319       88,761,081
Zions Bancorp.....................      77,717        6,202,594
                                                 --------------
                                                    375,015,367
                                                 --------------
CONSUMER FINANCE -- 4.2%
American Express Co. .............     885,153       49,639,380
Capital One Financial Corp. ......     223,150       17,552,979
SLM Corp. ........................     298,977       15,540,825
                                                 --------------
                                                     82,733,184
                                                 --------------
DIVERSIFIED FINANCIAL SERVICES -- 25.9%
Bank of America Corp. ............   3,298,575      176,704,663
Chicago Mercantile Exchange
  Holdings, Inc. .................      25,909       12,390,979
CIT Group, Inc. ..................     144,849        7,044,007
Citigroup, Inc. ..................   3,603,221      178,971,987
JPMorgan Chase & Co. .............   2,529,240      118,773,110
Moody's Corp. ....................     172,808       11,298,187
                                                 --------------
                                                    505,182,933
                                                 --------------
INSURANCE -- 21.7%
ACE Ltd. .........................     236,875       12,964,169
AFLAC, Inc. ......................     361,854       16,558,439
Allstate Corp. ...................     459,104       28,799,594
Ambac Financial Group, Inc. ......      77,128        6,382,342
American International Group,
  Inc. ...........................   1,893,445      125,459,666
Aon Corp. ........................     229,425        7,770,625
Chubb Corp. ......................     299,536       15,563,891

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
INSURANCE -- (CONTINUED)
Cincinnati Financial Corp. .......     126,815   $    6,094,729
Genworth Financial, Inc. (Class
  A)..............................     330,344       11,565,343
Hartford Financial Services Group,
  Inc. (The)......................     221,670       19,229,873
Lincoln National Corp. ...........     209,256       12,990,612
Loews Corp. ......................     332,452       12,599,931
Marsh & McLennan Cos, Inc. .......     402,059       11,317,961
MBIA, Inc. .......................      98,186        6,032,548
MetLife, Inc. ....................     553,681       31,382,639
Principal Financial Group.........     196,469       10,664,337
Progressive Corp. (The)...........     563,207       13,821,100
Prudential Financial, Inc. .......     353,664       26,966,880
SAFECO Corp. .....................      84,884        5,002,214
St. Paul Travelers Cos, Inc.
  (The)...........................     503,796       23,622,994
Torchmark Corp. ..................      72,193        4,556,100
UnumProvident Corp. ..............     249,523        4,838,251
XL Capital Ltd. (Class A).........     131,400        9,027,180
                                                 --------------
                                                    423,211,418
                                                 --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 4.9%
Apartment Investment & Management
  Co. (Class A)...................      71,093        3,868,170
Archstone-Smith Trust.............     156,326        8,510,387
Boston Properties, Inc. ..........      82,949        8,571,950
Equity Office Properties Trust....     255,531       10,159,913
Equity Residential Properties
  Trust...........................     211,940       10,719,925
Kimco Realty Corp. ...............     157,800        6,764,886
Plum Creek Timber Co., Inc. ......     130,748        4,450,662
ProLogis..........................     178,614       10,191,715
Public Storage, Inc. .............      88,219        7,585,952
Simon Property Group, Inc. .......     160,633       14,556,562
Vornado Realty Trust..............      88,788        9,677,892
                                                 --------------
                                                     95,058,014
                                                 --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Realogy Corp. (a).................     155,759        3,532,614
                                                 --------------
THRIFTS & MORTGAGE FINANCE -- 7.3%
Countrywide Financial Corp. ......     446,075       15,630,468
Fannie Mae........................     705,670       39,454,010
Freddie Mac.......................     503,814       33,417,983
Golden West Financial Corp. ......     193,614       14,956,681
MGIC Investment Corp. ............      61,624        3,695,591
Sovereign Bancorp, Inc. ..........     261,740        5,630,027
Washington Mutual, Inc. ..........     702,010       30,516,375
                                                 --------------
                                                    143,301,135
                                                 --------------
TOTAL COMMON STOCKS -- (Cost
  $1,965,253,044).................                1,950,445,496
                                                 --------------
SHORT TERM INVESTMENTS -- 0.0%(B)
MONEY MARKET FUND -- 0.0%(B)
AIM Short Term Investment Class
  Prime Fund (Cost $970,236)......     970,236          970,236
                                                 --------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $1,966,223,280)...........                1,951,415,732
OTHER ASSETS AND
  LIABILITIES -- 0.1%.............                    1,067,889
                                                 --------------
NET ASSETS -- 100.0%..............               $1,952,483,621
                                                 ==============
(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.
(c) Affiliated Issuer. See table below for more information.

See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

                                                                                            SHARES SOLD FOR          NUMBER OF
       SECURITY                   NUMBER OF SHARES         SHARES PURCHASED FOR THE         THE YEAR ENDED          SHARES HELD
       DESCRIPTION                HELD AT 9/30/05             YEAR ENDED 9/30/06                9/30/06             AT 9/30/06
       -----------                ----------------         ------------------------         ---------------         -----------
       State Street Corp.
       (Cost $15,307,752)             233,284                      977,005                      968,821               241,468

                                  INCOME EARNED FOR               REALIZED GAIN
                                   THE YEAR ENDED           ON SHARES SOLD DURING THE         DIVIDEND RECEIVABLE
                                       9/30/06                 YEAR ENDED 9/30/06                 AT 9/30/06
                                  -----------------         -------------------------         -------------------
                                      $192,693                     $2,186,182                       $      49,021

See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 10.2%
Amgen, Inc. (a)....................  1,492,834   $  106,782,416
Biogen Idec, Inc. (a)..............    447,921       20,013,110
Genzyme Corp. (a)..................    341,660       23,051,800
Gilead Sciences, Inc. (a)..........    582,520       40,019,124
MedImmune, Inc. (a)................    318,702        9,309,286
                                                 --------------
                                                    199,175,736
                                                 --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 12.3%
Bausch & Lomb, Inc. ...............     74,640        3,741,703
Baxter International, Inc. ........    844,332       38,383,333
Becton, Dickinson and Co. .........    319,689       22,592,422
Biomet, Inc. ......................    319,696       10,291,014
Boston Scientific Corp. (a)........  1,517,014       22,436,637
C.R. Bard, Inc. ...................    140,648       10,548,600
Hospira, Inc. (a)..................    200,159        7,660,085
Medtronic, Inc. ...................  1,471,780       68,349,463
St. Jude Medical, Inc. (a).........    461,628       16,290,852
Stryker Corp. .....................    384,610       19,072,810
Zimmer Holdings, Inc. (a)..........    314,406       21,222,405
                                                 --------------
                                                    240,589,324
                                                 --------------
HEALTH CARE PROVIDERS & SERVICES -- 21.9%
Aetna, Inc. .......................    717,724       28,385,984
AmerisourceBergen Corp. ...........    266,960       12,066,592
Cardinal Health, Inc. .............    522,612       34,356,513
Caremark Rx, Inc. .................    544,663       30,866,052
CIGNA Corp. .......................    146,309       17,018,663
Coventry Health Care, Inc. (a).....    201,356       10,373,861
Express Scripts, Inc. (a)..........    184,892       13,957,497
HCA, Inc. .........................    547,138       27,296,715
Health Management Associates, Inc.
  (Class A)........................    316,600        6,616,940
Humana, Inc. (a)...................    226,166       14,947,311
Laboratory Corp. of America
  Holdings (a).....................    159,593       10,464,513
Manor Care, Inc. ..................    101,059        5,283,365
McKesson Corp. ....................    394,131       20,778,586
Medco Health Solutions, Inc. (a)...    385,688       23,183,706
Patterson Cos., Inc. (a)...........    174,827        5,875,935
Quest Diagnostics, Inc. ...........    212,488       12,995,766
Tenet Healthcare Corp. (a).........    623,569        5,075,852
UnitedHealth Group, Inc. ..........  1,731,787       85,203,920
WellPoint, Inc. (a)................    811,802       62,549,344
                                                 --------------
                                                    427,297,115
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
HEALTH CARE TECHNOLOGY -- 0.4%
IMS Health, Inc. ..................    268,742   $    7,159,287
                                                 --------------
LIFE SCIENCES TOOLS & SERVICES -- 2.2%
Applera Corp. -- Applied Biosystems
  Group............................    248,029        8,212,240
Fisher Scientific International,
  Inc. (a).........................    158,673       12,414,576
Millipore Corp. (a)................     75,728        4,642,127
PerkinElmer, Inc. .................    160,111        3,030,901
Thermo Electron Corp. (a)..........    201,092        7,908,948
Waters Corp. (a)...................    129,437        5,860,907
                                                 --------------
                                                     42,069,699
                                                 --------------
PHARMACEUTICALS -- 52.9%
Abbott Laboratories................  1,651,389       80,191,450
Allergan, Inc. ....................    197,309       22,218,967
Barr Pharmaceuticals, Inc. (a).....    135,487        7,037,195
Bristol-Myers Squibb Co. ..........  2,520,519       62,811,334
Eli Lilly and Co. .................  1,253,522       71,450,754
Forest Laboratories, Inc. (a)......    410,449       20,772,824
Johnson & Johnson..................  3,728,195      242,108,983
King Pharmaceuticals, Inc. (a).....    329,015        5,603,125
Merck & Co., Inc. .................  2,775,101      116,276,732
Mylan Laboratories, Inc. ..........    271,483        5,464,953
Pfizer, Inc. ......................  9,293,706      263,569,502
Schering-Plough Corp. .............  1,909,591       42,182,865
Watson Pharmaceuticals, Inc. (a)...    137,525        3,599,029
Wyeth..............................  1,724,323       87,664,581
                                                 --------------
                                                  1,030,952,294
                                                 --------------
TOTAL COMMON STOCKS -- (Cost
  $1,955,817,635)..................               1,947,243,455
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $893,809).......    893,809          893,809
                                                 --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,956,711,444)............               1,948,137,264
OTHER ASSETS AND
  LIABILITIES -- 0.0% (B)..........                     610,045
                                                 --------------
NET ASSETS -- 100.0%...............              $1,948,747,309
                                                 ==============
(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 23.2%
Boeing Co. ........................    683,907   $   53,926,067
General Dynamics Corp. ............    360,465       25,834,527
Goodrich Corp. ....................    156,471        6,340,205
Honeywell International, Inc. .....    712,110       29,125,299
L-3 Communications Holdings,
  Inc. ............................    101,241        7,930,207
Lockheed Martin Corp. .............    310,364       26,709,926
Northrop Grumman Corp. ............    306,321       20,851,270
Raytheon Co. ......................    404,103       19,400,985
Rockwell Collins, Inc. ............    181,374        9,946,550
United Technologies Corp. .........    865,166       54,808,266
                                                 --------------
                                                    254,873,302
                                                 --------------
AIR FREIGHT & LOGISTICS -- 8.6%
FedEx Corp. .......................    270,359       29,382,616
United Parcel Service, Inc. (Class
  B)...............................    906,201       65,192,100
                                                 --------------
                                                     94,574,716
                                                 --------------
AIRLINES -- 1.1%
Southwest Airlines Co. ............    703,216       11,715,578
                                                 --------------
BUILDING PRODUCTS -- 1.6%
American Standard Cos, Inc. .......    179,445        7,531,307
Masco Corp. .......................    362,726        9,945,947
                                                 --------------
                                                     17,477,254
                                                 --------------
COMMERCIAL SERVICES & SUPPLIES -- 6.3%
Allied Waste Industries, Inc.
  (a)..............................    331,887        3,740,366
Avery Dennison Corp. ..............     96,060        5,779,930
Cintas Corp. ......................    136,574        5,576,316
Equifax, Inc. .....................    142,079        5,215,720
Monster Worldwide, Inc. (a)........    171,458        6,205,065
Pitney Bowes, Inc. ................    208,883        9,268,139
R.R. Donnelley & Sons Co. .........    256,960        8,469,402
Robert Half International, Inc. ...    199,335        6,771,410
Waste Management, Inc. ............    485,145       17,795,119
                                                 --------------
                                                     68,821,467
                                                 --------------
CONSTRUCTION & ENGINEERING -- 0.7%
Fluor Corp. .......................    104,439        8,030,315
                                                 --------------
ELECTRICAL EQUIPMENT -- 4.9%
American Power Conversion Corp. ...    194,348        4,267,882
Cooper Industries Ltd. (Class A)...    101,616        8,659,716
Emerson Electric Co. ..............    355,173       29,784,808
Rockwell Automation, Inc. .........    188,453       10,949,119
                                                 --------------
                                                     53,661,525
                                                 --------------
INDUSTRIAL CONGLOMERATES -- 30.0%
3M Co. ............................    635,959   $   47,328,069
General Electric Co. ..............  6,287,922      221,963,646
Textron, Inc. .....................    130,148       11,387,950
Tyco International Ltd. ...........  1,714,029       47,975,672
                                                 --------------
                                                    328,655,337
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
MACHINERY -- 15.3%
Caterpillar, Inc. .................    575,326   $   37,856,451
Cummins, Inc. .....................     78,986        9,417,501
Danaher Corp. .....................    218,777       15,023,417
Deere & Co. .......................    212,886       17,863,264
Dover Corp. .......................    202,467        9,605,034
Eaton Corp. .......................    150,704       10,375,970
Illinois Tool Works, Inc. .........    367,293       16,491,456
Ingersoll-Rand Co. (Class A).......    308,031       11,699,017
ITT Corp. .........................    184,514        9,460,033
Navistar International Corp. (a)...     77,940        2,012,411
PACCAR, Inc. ......................    238,774       13,614,894
Pall Corp. ........................    150,087        4,624,180
Parker-Hannifin Corp. .............    124,536        9,680,183
                                                 --------------
                                                    167,723,811
                                                 --------------
ROAD & RAIL -- 7.5%
Burlington Northern Santa Fe
  Corp. ...........................    334,407       24,558,850
CSX Corp. .........................    438,441       14,394,018
Norfolk Southern Corp. ............    399,529       17,599,253
Ryder System, Inc. ................     90,878        4,696,575
Union Pacific Corp. ...............    241,338       21,237,744
                                                 --------------
                                                     82,486,440
                                                 --------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
W.W. Grainger, Inc. ...............     81,109        5,435,925
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $1,133,069,326)............               1,093,455,670
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $736,278).......    736,278          736,278
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $1,133,805,604)............               1,094,191,948
OTHER ASSETS AND
  LIABILITIES -- 0.2%..............                   1,720,457
                                                 --------------
NET ASSETS -- 100.0%...............              $1,095,912,405
                                                 ==============
(a) Non-income producing security

See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.7%
CHEMICALS -- 52.1%
Air Products & Chemicals, Inc. .....    449,507   $ 29,833,780
Ashland, Inc. ......................    130,486      8,322,397
Dow Chemical Co. ...................  1,949,021     75,972,838
Du Pont (E.I.) de Nemours and
  Co. ..............................  1,872,700     80,226,468
Eastman Chemical Co. ...............    169,393      9,150,610
Ecolab, Inc. .......................    365,810     15,663,984
Hercules, Inc. (a)..................    238,079      3,754,506
International Flavors & Fragrances,
  Inc. .............................    163,435      6,462,220
Monsanto Co. .......................  1,101,858     51,798,345
PPG Industries, Inc. ...............    337,413     22,633,664
Praxair, Inc. ......................    654,868     38,741,991
Rohm & Haas Co. ....................    294,204     13,930,559
Sigma-Aldrich Corp. ................    136,432     10,323,809
                                                  ------------
                                                   366,815,171
                                                  ------------
CONSTRUCTION MATERIALS -- 2.2%
Vulcan Materials Co. ...............    197,623     15,464,000
                                                  ------------
CONTAINERS & PACKAGING -- 6.0%
Ball Corp. .........................    214,714      8,685,181
Bemis Co., Inc. ....................    216,751      7,122,438
Pactiv Corp. (a)....................    284,667      8,090,236
Sealed Air Corp. ...................    166,962      9,035,984
Temple-Inland, Inc. ................    224,058      8,984,726
                                                  ------------
                                                    41,918,565
                                                  ------------
METALS & MINING -- 28.5%
Alcoa, Inc. ........................  1,759,676     49,341,315
Allegheny Technologies, Inc. .......    206,324     12,831,290
Freeport-McMoran Copper & Gold, Inc.
  (Class B).........................    401,419     21,379,576
Newmont Mining Corp. (Holding
  Co.)..............................    913,154     39,037,333
Nucor Corp. ........................    628,860     31,122,281
Phelps Dodge Corp. .................    380,943     32,265,872
United States Steel Corp. ..........    252,154     14,544,243
                                                  ------------
                                                   200,521,910
                                                  ------------
PAPER & FOREST PRODUCTS -- 10.9%
International Paper Co. ............    927,193     32,108,694
Louisiana-Pacific Corp. ............    220,306      4,135,144
MeadWestvaco Corp. .................    372,695      9,880,144
Weyerhaeuser Co. ...................    502,266     30,904,427
                                                  ------------
                                                    77,028,409
                                                  ------------
TOTAL COMMON STOCKS  -- (Cost
  $776,270,680).....................               701,748,055
                                                  ------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $551,734)........    551,734        551,734
                                                  ------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $776,822,414)...............               702,299,789
OTHER ASSETS AND
  LIABILITIES -- 0.2%...............                 1,175,485
                                                  ------------
NET ASSETS -- 100.0%................              $703,475,274
                                                  ============
(a) Non-income producing security

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.8%
COMMUNICATIONS EQUIPMENT -- 15.4%
ADC Telecommunications, Inc. (a)...    106,917   $    1,603,755
Avaya, Inc. (a)....................    484,167        5,538,870
CIENA Corp. (a)....................     75,363        2,053,642
Cisco Systems, Inc. (a)............  4,893,887      112,559,401
Comverse Technology, Inc. (a)......    183,882        3,942,430
Corning, Inc. (a)..................  1,345,004       32,831,548
JDS Uniphase Corp. (a).............  1,452,491        3,180,955
Juniper Networks, Inc. (a).........    453,184        7,831,019
Lucent Technologies, Inc. (a)......  3,801,190        8,894,785
Motorola, Inc. ....................  1,990,002       49,750,050
QUALCOMM, Inc. ....................  1,336,325       48,575,414
Tellabs, Inc. (a)..................    389,223        4,265,884
                                                 --------------
                                                    281,027,753
                                                 --------------
COMPUTERS & PERIPHERALS -- 19.2%
Apple Computer, Inc. (a)...........    717,519       55,270,489
Dell, Inc. (a).....................  1,828,066       41,753,027
EMC Corp. (a)......................  1,878,285       22,501,854
Hewlett-Packard Co. ...............  2,206,370       80,951,715
International Business Machines
  Corp. ...........................  1,220,034       99,969,586
Lexmark International, Inc. (Class
  A) (a)...........................     83,197        4,797,139
NCR Corp. (a)......................    161,638        6,381,468
Network Appliance, Inc. (a)........    319,777       11,834,947
QLogic Corp. (a)...................    138,090        2,609,901
SanDisk Corp. (a)..................    156,914        8,401,176
Sun Microsystems, Inc. (a).........  2,886,083       14,343,833
                                                 --------------
                                                    348,815,135
                                                 --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.1%
AT&T Corp. ........................  2,371,418       77,213,370
BellSouth Corp. ...................  1,463,682       62,572,406
CenturyTel, Inc. ..................     99,159        3,933,638
Citizens Communications Co. .......    280,886        3,943,639
Embarq Corp. ......................    119,436        5,777,119
Qwest Communications International,
  Inc. (a).........................  1,319,550       11,506,476
Verizon Communications, Inc. ......  2,323,832       86,283,882
Windstream Corp. ..................    379,732        5,008,665
                                                 --------------
                                                    256,239,195
                                                 --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
Agilent Technologies, Inc. (a).....    337,962       11,047,977
Jabil Circuit, Inc. ...............    158,933        4,540,716
Molex, Inc. .......................    113,423        4,420,094
Sanmina-SCI Corp. (a)..............    476,916        1,783,666
Solectron Corp. (a)................    797,100        2,598,546
Symbol Technologies, Inc. .........    233,387        3,468,131
Tektronix, Inc. ...................     77,817        2,251,246
                                                 --------------
                                                     30,110,376
                                                 --------------
INTERNET SOFTWARE & SERVICES -- 6.9%
eBay, Inc. (a).....................    941,831       26,710,327
Google, Inc. (Class A) (a).........    170,813       68,649,745
VeriSign, Inc. (a).................    196,537        3,970,047
Yahoo!, Inc. (a)...................  1,022,759       25,855,348
                                                 --------------
                                                    125,185,467
                                                 --------------

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
IT SERVICES -- 5.1%
Affiliated Computer Services, Inc.
  (Class A) (a)....................     94,961   $    4,924,677
Automatic Data Processing, Inc. ...    445,314       21,081,165
Computer Sciences Corp. (a)........    143,940        7,070,333
Convergys Corp. (a)................    111,115        2,294,525
Electronic Data Systems Corp. .....    427,531       10,483,060
First Data Corp. ..................    613,429       25,764,018
Fiserv, Inc. (a)...................    140,140        6,599,193
Paychex, Inc. .....................    271,003        9,986,460
Sabre Holdings Corp. ..............    104,802        2,451,319
Unisys Corp. (a)...................    295,347        1,671,664
                                                 --------------
                                                     92,326,414
                                                 --------------
OFFICE ELECTRONICS -- 0.7%
Xerox Corp. (a)....................    819,245       12,747,452
                                                 --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 14.9%
Advanced Micro Devices, Inc. (a)...    436,662       10,851,051
Altera Corp. (a)...................    304,583        5,598,236
Analog Devices, Inc. ..............    291,108        8,555,664
Applied Materials, Inc. ...........  1,131,239       20,056,867
Broadcom Corp. (Class A) (a).......    398,457       12,089,185
Freescale Semiconductor, Inc.
  (Class A) (a)....................    324,924       12,350,361
Intel Corp. .......................  4,624,066       95,117,038
KLA-Tencor Corp. ..................    165,890        7,377,128
Linear Technology Corp. ...........    250,535        7,796,649
LSI Logic Corp. (a)................    360,205        2,960,885
Maxim Integrated Products, Inc. ...    263,243        7,389,231
Micron Technology, Inc. (a)........    609,982       10,613,687
National Semiconductor Corp. ......    261,941        6,163,472
Novellus Systems, Inc. (a).........    105,042        2,905,462
NVIDIA Corp. (a)...................    322,544        9,544,077
PMC-Sierra, Inc. (a)...............    214,482        1,274,023
Teradyne, Inc. (a).................    174,344        2,294,367
Texas Instruments, Inc. ...........  1,240,991       41,262,951
Xilinx, Inc. ......................    283,900        6,231,605
                                                 --------------
                                                    270,431,939
                                                 --------------
SOFTWARE -- 18.6%
Adobe Systems, Inc. (a)............    484,918       18,160,179
Autodesk, Inc. (a).................    216,692        7,536,548
BMC Software, Inc. (a).............    174,996        4,763,391
CA, Inc. ..........................    341,070        8,079,948
Citrix Systems, Inc. (a)...........    164,996        5,974,505
Compuware Corp. (a)................    352,772        2,748,094
Electronic Arts, Inc. (a)..........    254,698       14,181,585
Intuit, Inc. (a)...................    281,042        9,018,638
Microsoft Corp. ...................  6,924,205      189,238,523
Novell, Inc. (a)...................    328,466        2,010,212
Oracle Corp. (a)...................  3,248,693       57,631,814
Parametric Technology Corp. (a)....    125,581        2,192,644
Symantec Corp. (a).................    792,998       16,874,997
                                                 --------------
                                                    338,411,078
                                                 --------------

See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
WIRELESS TELECOMMUNICATION SERVICES -- 3.3%
ALLTEL Corp. ......................    316,059   $   17,541,274
Sprint Nextel Corp. ...............  2,445,185       41,934,923
                                                 --------------
                                                     59,476,197
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,063,752,413)............               1,814,771,006
                                                 --------------
SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund.......................  3,357,808        3,357,808
Federated Prime Obligations Fund...      2,883            2,883
                                                 --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $3,360,691)................                   3,360,691
                                                 --------------
TOTAL INVESTMENTS -- 100.0% (Cost
  $2,067,113,104)..................               1,818,131,697
OTHER ASSETS AND
  LIABILITIES -- 0.0%(B)...........                    (229,519)
                                                 --------------
NET ASSETS -- 100.0%...............              $1,817,902,178
                                                 ==============

(a) Non-income producing security

(b) Amount shown represents less than 0.05% of net assets.

See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

SECURITY DESCRIPTION                  SHARES         VALUE
--------------------                  ------         -----
COMMON STOCKS -- 99.7%
ELECTRIC UTILITIES -- 44.2%
Allegheny Energy, Inc. (a)........   1,196,022   $   48,044,204
American Electric Power Co.,
  Inc. ...........................   2,866,424      104,251,841
Edison International..............   2,370,436       98,704,955
Entergy Corp. ....................   1,515,928      118,591,047
Exelon Corp. .....................   4,870,933      294,886,284
FirstEnergy Corp. ................   2,399,736      134,049,253
FPL Group, Inc. ..................   2,942,406      132,408,270
Pinnacle West Capital Corp. ......     724,513       32,639,311
PPL Corp. ........................   2,771,945       91,196,990
Progress Energy, Inc. ............   1,843,248       83,646,594
Southern Co. (The)................   5,400,571      186,103,677
                                                 --------------
                                                  1,324,522,426
                                                 --------------
GAS UTILITIES -- 0.8%
Nicor, Inc. ......................     324,480       13,874,765
Peoples Energy Corp. .............     279,874       11,376,878
                                                 --------------
                                                     25,251,643
                                                 --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 13.4%
AES Corp. (a).....................   4,812,286       98,122,511
Constellation Energy Group,
  Inc. ...........................   1,307,164       77,384,109
Dynegy, Inc. (Class A) (a)........   2,751,087       15,241,022
TXU Corp. ........................   3,356,790      209,866,511
                                                 --------------
                                                    400,614,153
                                                 --------------
MULTI-UTILITIES -- 41.3%
Ameren Corp. .....................   1,497,760       79,066,750
CenterPoint Energy, Inc. .........   2,268,317       32,482,299
CMS Energy Corp. (a)..............   1,612,218       23,280,428
Consolidated Edison, Inc. ........   1,793,211       82,846,348
Dominion Resources, Inc. .........   2,567,182      196,363,751
DTE Energy Co. ...................   1,293,263       53,683,347
Duke Energy Corp. ................   9,116,439      275,316,458
KeySpan Corp. ....................   1,273,434       52,389,075
NiSource, Inc. ...................   1,984,778       43,149,074
PG&E Corp. .......................   2,532,352      105,472,461
Public Service Enterprise Group,
  Inc. ...........................   1,831,436      112,065,569
Sempra Energy.....................   1,900,469       95,498,567
TECO Energy, Inc. ................   1,521,471       23,811,021
Xcel Energy, Inc. ................   2,953,695       60,993,802
                                                 --------------
                                                  1,236,418,950
                                                 --------------
TOTAL COMMON STOCKS --
  (Cost $2,950,624,543)...........                2,986,807,172
                                                 --------------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
  Prime Fund (Cost $1,789,263)....   1,789,263        1,789,263
                                                 --------------
TOTAL INVESTMENTS -- 99.8%
  (Cost $2,952,413,806)...........                2,988,596,435
OTHER ASSETS AND
  LIABILITIES -- 0.2%.............                    5,091,620
                                                 --------------
NET ASSETS -- 100.0%..............               $2,993,688,055
                                                 ==============
(a) Non-income producing security

See accompanying notes to financial statements.

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2006

                                                        THE CONSUMER     THE CONSUMER
                                                        DISCRETIONARY      STAPLES         THE ENERGY     THE FINANCIAL
                                                        SELECT SECTOR   SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
                                                          SPDR FUND       SPDR FUND        SPDR FUND        SPDR FUND
                                                        -------------   --------------   --------------   --------------
ASSETS
  Investments in unaffiliated issuers, at value (Note
    2)................................................  $429,797,382    $1,476,961,180   $4,012,224,653   $1,936,348,129
  Investments in affiliated issuers, at value (Note
    2)................................................            --               --                --       15,067,603
                                                        ------------    --------------   --------------   --------------
  Total investments...................................   429,797,382    1,476,961,180     4,012,224,653    1,951,415,732
  Receivable for investments sold.....................            --               --       515,421,531          642,703
  Receivable for income related to Select Sector SPDRS
    in-kind transactions..............................            --            1,533            15,897          939,719
  Dividends receivable for unaffiliated issuers (Note
    2)................................................       411,224        3,611,954         1,877,238        1,744,211
  Dividends receivable for affiliated issuers (Note
    2)................................................            --               --                --           49,021
  Prepaid expenses....................................         3,555            4,993            16,948           10,555
                                                        ------------    --------------   --------------   --------------
         TOTAL ASSETS.................................   430,212,161    1,480,579,660     4,529,556,267    1,954,801,941
                                                        ------------    --------------   --------------   --------------

LIABILITIES
  Payable for investments purchased...................            --               --       513,632,275        1,529,583
  Payable for income related to Select Sector SPDRS
    in-kind transactions..............................         2,568               --             4,260           13,832
  Accrued advisory fees (Note 3)......................        21,814           61,052           180,778           80,400
  Accrued trustees fees (Note 3)......................           169            1,812             2,196            1,865
  Accrued distribution fees (Note 3)..................        98,032          149,904           340,591          201,225
  Accrued administration, custodian and transfer agent
    fees (Note 3).....................................        16,795           45,651           135,444           60,348
  Accrued expenses and other liabilities..............        92,375          279,959           807,458          431,067
                                                        ------------    --------------   --------------   --------------

         TOTAL LIABILITIES............................       231,753          538,378       515,103,002        2,318,320
                                                        ------------    --------------   --------------   --------------
         NET ASSETS...................................  $429,980,408    $1,480,041,282   $4,014,453,265   $1,952,483,621
                                                        ============    ==============   ==============   ==============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)............................   500,919,060    1,548,692,887     4,545,120,153    2,023,710,724
  Undistributed net investment income.................       238,120               --                --        4,421,609
  Accumulated net realized gain (loss) on
    investments.......................................   (36,590,482)    (110,641,352)     (194,280,798)     (60,841,164)
  Net unrealized appreciation (depreciation) on
    investments.......................................   (34,586,290)      41,989,747      (336,386,090)     (14,807,548)
                                                        ------------    --------------   --------------   --------------
      NET ASSETS......................................  $429,980,408    $1,480,041,282   $4,014,453,265   $1,952,483,621
                                                        ============    ==============   ==============   ==============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR share........  $      34.95    $       25.34    $        53.48   $        34.64
                                                        ============    ==============   ==============   ==============
  Shares outstanding (unlimited amount authorized,
    $0.01 par value)..................................    12,301,278       58,405,429        75,060,013       56,366,265
                                                        ============    ==============   ==============   ==============
COST OF INVESTMENTS:
  Unaffiliated issuers................................  $464,383,672    $1,434,971,433   $4,348,610,743   $1,950,915,528
  Affiliated issuers..................................            --               --                --       15,307,752
                                                        ------------    --------------   --------------   --------------
  Total cost of investments...........................  $464,383,672    $1,434,971,433   $4,348,610,743   $1,966,223,280
                                                        ============    ==============   ==============   ==============

See accompanying notes to financial statements.

    THE HEALTH CARE    THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
     SELECT SECTOR     SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
       SPDR FUND         SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
    ---------------    --------------   -------------   --------------   --------------
    $1,948,137,264     $1,094,191,948   $702,299,789    $1,818,131,697   $2,988,596,435
                --                 --             --               --                --
    --------------     --------------   ------------    --------------   --------------
     1,948,137,264      1,094,191,948    702,299,789    1,818,131,697     2,988,596,435
                --                 --      7,876,863        1,482,542                --
                --             38,799         65,969            8,725            43,735
         1,219,529          2,088,569      1,355,341          552,572         6,041,058
                --                 --             --               --                --
            10,748              6,107          6,356           11,395            14,100
    --------------     --------------   ------------    --------------   --------------
     1,949,367,541      1,096,325,423    711,604,318    1,820,186,931     2,994,695,328
    --------------     --------------   ------------    --------------   --------------


                --                 --      7,760,355        1,353,345                --
               290                 --             --            1,650                --
            77,071             43,506         31,649           67,440           114,470
             2,556              2,803          3,113            2,377             5,187
           187,300            103,238        113,761          491,034           261,951
            59,158             32,684         23,789           51,554            86,107
           293,857            230,787        196,377          317,353           539,558
    --------------     --------------   ------------    --------------   --------------
           620,232            413,018      8,129,044        2,284,753         1,007,273
    --------------     --------------   ------------    --------------   --------------
    $1,948,747,309     $1,095,912,405   $703,475,274    $1,817,902,178   $2,993,688,055
    ==============     ==============   ============    ==============   ==============
     2,003,756,770      1,188,569,186    794,250,034    2,862,310,586     3,009,494,632
                --          2,760,746      4,719,895        7,019,086         3,951,397
       (46,435,281)       (55,803,871)   (20,972,030)    (802,446,087)      (55,940,603)
        (8,574,180)       (39,613,656)   (74,522,625)    (248,981,407)       36,182,629
    --------------     --------------   ------------    --------------   --------------
    $1,948,747,309     $1,095,912,405   $703,475,274    $1,817,902,178   $2,993,688,055
    ==============     ==============   ============    ==============   ==============
    $        33.17     $        33.35   $      31.67    $       21.99    $        33.97
    ==============     ==============   ============    ==============   ==============
        58,754,874         32,859,119     22,214,115       82,653,621        88,138,644
    ==============     ==============   ============    ==============   ==============
    $1,956,711,444     $1,133,805,604   $776,822,414    $2,067,113,104   $2,952,413,806
                --                 --             --               --                --
    --------------     --------------   ------------    --------------   --------------
    $1,956,711,444     $1,133,805,604   $776,822,414    $2,067,113,104   $2,952,413,806
    ==============     ==============   ============    ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2006

                                                      THE CONSUMER    THE CONSUMER
                                                      DISCRETIONARY      STAPLES       THE ENERGY     THE FINANCIAL
                                                      SELECT SECTOR   SELECT SECTOR   SELECT SECTOR   SELECT SECTOR
                                                        SPDR FUND       SPDR FUND       SPDR FUND       SPDR FUND
                                                      -------------   -------------   -------------   -------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers (Note
    2)..............................................   $ 5,780,031    $ 24,671,380    $  54,742,989   $ 49,757,825
  Dividend income -- affiliated issuers (Note 2)....            --              --               --        192,693
                                                       -----------    ------------    -------------   ------------
    TOTAL INVESTMENT INCOME.........................     5,780,031      24,671,380       54,742,989     49,950,518
                                                       -----------    ------------    -------------   ------------
EXPENSES
  Distribution fees (Note 3)........................       333,124         738,900        2,709,765      1,345,944
  License fees (Note 3).............................       285,535         633,342        2,322,656      1,153,666
  Advisory fees (Note 3)............................       232,526         515,835        1,891,564        939,505
  Administrator, custodian and transfer agent fees
    (Note 3)........................................       215,400         476,474        1,803,390        881,242
  Printing and postage expenses.....................        44,634          97,959          359,654        179,722
  Professional fees.................................        11,698          25,626           93,986         47,052
  Trustee fees (Note 3).............................         6,461          14,170           62,003         26,005
  SEC registration expenses.........................        11,455          25,141           92,306         46,125
  Insurance expenses................................         4,907          10,785           39,757         19,779
  Miscellaneous expenses............................         2,552           5,609           10,609         10,284
                                                       -----------    ------------    -------------   ------------
    TOTAL EXPENSES BEFORE WAIVERS...................     1,148,292       2,543,841        9,385,690      4,649,324
                                                       -----------    ------------    -------------   ------------
  Expenses waived by administrator, custodian and
    transfer agent (Note 3).........................       (18,869)        (43,197)        (157,191)       (78,368)
                                                       -----------    ------------    -------------   ------------
  NET EXPENSES......................................     1,129,423       2,500,644        9,228,499      4,570,956
                                                       -----------    ------------    -------------   ------------
  NET INVESTMENT INCOME (LOSS)......................     4,650,608      22,170,736       45,514,490     45,379,562
                                                       -----------    ------------    -------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on:
    Investment transactions -- unaffiliated
      issuers.......................................    30,719,170      58,701,002      549,786,577    147,891,063
    Investment transactions -- affiliated issuers...            --              --               --      2,186,182
  Net change in unrealized appreciation
    (depreciation) on:
    Investment transactions -- unaffiliated
      issuers.......................................     5,776,677      46,733,830     (527,195,040)    95,009,047
    Investment transactions -- affiliated issuers...            --              --               --        399,431
                                                       -----------    ------------    -------------   ------------
    NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS...................................    36,495,847     105,434,832       22,591,537    245,485,723
                                                       -----------    ------------    -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................   $41,146,455    $127,605,568    $  68,106,027   $290,865,285
                                                       ===========    ============    =============   ============

See accompanying notes to financial statements.

     THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
      SELECT SECTOR    SELECT SECTOR    SELECT SECTOR   SELECT SECTOR    SELECT SECTOR
        SPDR FUND        SPDR FUND        SPDR FUND       SPDR FUND        SPDR FUND
     ---------------   --------------   -------------   --------------   -------------
      $ 28,270,857      $ 18,533,672    $ 24,301,309     $ 17,613,492    $  80,687,100
                --                --              --               --               --
      ------------      ------------    ------------     ------------    -------------
        28,270,857        18,533,672      24,301,309       17,613,492       80,687,100
      ------------      ------------    ------------     ------------    -------------
         1,209,952           677,330         605,631        1,075,894        1,578,934
         1,037,102           580,569         519,112          922,195        1,353,372
           844,608           472,809         422,725          751,039        1,102,254
           804,491           470,733         396,798          693,500        1,029,591
           160,934            90,618          81,542          144,119          210,407
            42,090            23,757          21,401           37,813           55,143
            30,277            13,119          11,811           20,871           30,458
            41,304            23,257          20,927           36,988           54,001
            17,782             9,940           8,926           15,807           23,101
             2,217             5,180           4,657            8,232           12,030
      ------------      ------------    ------------     ------------    -------------
         4,190,757         2,367,312       2,093,530        3,706,458        5,449,291
      ------------      ------------    ------------     ------------    -------------
           (68,161)          (39,381)        (35,041)         (62,089)         (91,738)
      ------------      ------------    ------------     ------------    -------------
         4,122,596         2,327,931       2,058,489        3,644,369        5,357,553
      ------------      ------------    ------------     ------------    -------------
        24,148,261        16,205,741      22,242,820       13,969,123       75,329,547
      ------------      ------------    ------------     ------------    -------------
       146,564,235        97,579,232     106,824,925      (81,235,197)     226,145,495
                --                --              --               --               --
       (21,662,205)      (10,280,902)      7,496,971      157,366,674     (177,541,510)
                --                --              --               --               --
      ------------      ------------    ------------     ------------    -------------
       124,902,030        87,298,330     114,321,896       76,131,477       48,603,985
      ------------      ------------    ------------     ------------    -------------
      $149,050,291      $103,504,071    $136,564,716     $ 90,100,600    $ 123,933,532
      ============      ============    ============     ============    =============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                          THE CONSUMER DISCRETIONARY        THE CONSUMER STAPLES
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                          ---------------------------   -----------------------------
                                                              YEAR           YEAR            YEAR            YEAR
                                                             ENDED          ENDED           ENDED           ENDED
                                                           9/30/2006      9/30/2005       9/30/2006       9/30/2005
                                                          ------------   ------------   --------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss)..........................  $  4,650,608   $  3,120,936   $   22,170,736   $ 13,632,436
  Net realized gain (loss) on investment transactions...    30,719,170     25,083,023       58,701,002     23,283,174
  Net change in unrealized appreciation
    (depreciation)......................................     5,776,677    (26,372,102)      46,733,830     20,642,582
                                                          ------------   ------------   --------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS..........................................    41,146,455      1,831,857      127,605,568     57,558,192
                                                          ------------   ------------   --------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE OF
  UNITS ISSUED AND REDEEMED.............................      (742,294)       330,428        1,085,744        610,871
                                                          ------------   ------------   --------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.................................    (3,909,012)    (3,425,226)     (23,273,069)   (14,273,310)
                                                          ------------   ------------   --------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4).................................   115,927,710     24,389,062      516,762,032    196,728,348
                                                          ------------   ------------   --------------   ------------
  Net increase (decrease) in net assets during period...   152,422,859     23,126,121      622,180,275    240,624,101
  Net assets at beginning of period.....................   277,557,549    254,431,428      857,861,007    617,236,906
                                                          ------------   ------------   --------------   ------------
NET ASSETS END OF PERIOD (1)............................  $429,980,408   $277,557,549   $1,480,041,282   $857,861,007
                                                          ============   ============   ==============   ============
(1) Including undistributed (distribution in excess of)
      net investment income.............................  $    238,120   $   (503,476)  $           --   $ (1,177,250)
                                                          ============   ============   ==============   ============

See accompanying notes to financial statements.

              THE ENERGY                       THE FINANCIAL                    THE HEALTH CARE
        SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
    -------------------------------   -------------------------------   -------------------------------
         YEAR             YEAR             YEAR             YEAR             YEAR             YEAR
        ENDED            ENDED            ENDED            ENDED            ENDED            ENDED
      9/30/2006        9/30/2005        9/30/2006        9/30/2005        9/30/2006        9/30/2005
    --------------   --------------   --------------   --------------   --------------   --------------
    $   45,514,490   $   30,379,294   $   45,379,562   $   29,979,375   $   24,148,261   $   15,812,951
       549,786,577      958,918,444      150,077,245       80,328,082      146,564,235       64,697,018
      (527,195,040)       1,805,506       95,408,478      (50,321,216)     (21,662,205)      41,718,988
    --------------   --------------   --------------   --------------   --------------   --------------
        68,106,027      991,103,244      290,865,285       59,986,241      149,050,291      122,228,957
    --------------   --------------   --------------   --------------   --------------   --------------
           285,239       (2,560,918)      (5,016,537)      (3,023,156)        (897,296)         790,079
    --------------   --------------   --------------   --------------   --------------   --------------
       (45,895,964)     (28,051,204)     (41,473,084)     (26,521,674)     (23,288,355)     (17,026,925)
    --------------   --------------   --------------   --------------   --------------   --------------
       560,638,205    1,007,595,496      138,657,460      543,773,323      206,743,476      701,978,785
    --------------   --------------   --------------   --------------   --------------   --------------
       583,133,507    1,968,086,618      383,033,124      574,214,734      331,608,116      807,970,896
     3,431,319,758    1,463,233,140    1,569,450,497      995,235,763    1,617,139,193      809,168,297
    --------------   --------------   --------------   --------------   --------------   --------------
    $4,014,453,265   $3,431,319,758   $1,952,483,621   $1,569,450,497   $1,948,747,309   $1,617,139,193
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $      629,174   $    4,421,609   $      580,043   $           --   $   (1,995,932)
    ==============   ==============   ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                THE INDUSTRIAL                  THE MATERIALS
                                                            SELECT SECTOR SPDR FUND        SELECT SECTOR SPDR FUND
                                                         -----------------------------   ----------------------------
                                                              YEAR            YEAR           YEAR            YEAR
                                                             ENDED           ENDED           ENDED          ENDED
                                                           9/30/2006       9/30/2005       9/30/2006      9/30/2005
                                                         --------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income (loss).........................  $   16,205,741   $ 11,417,228   $  22,242,820   $ 15,314,085
  Net realized gain (loss) on investment
    transactions.......................................      97,579,232     81,636,087     106,824,925     71,262,875
  Net change in unrealized appreciation
    (depreciation).....................................     (10,280,902)   (49,412,568)      7,496,971    (96,836,368)
                                                         --------------   ------------   -------------   ------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS.........................................     103,504,071     43,640,747     136,564,716    (10,259,408)
                                                         --------------   ------------   -------------   ------------
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN PRICE
  OF UNITS ISSUED AND REDEEMED.........................      (1,151,861)      (300,110)     (3,213,883)      (607,629)
                                                         --------------   ------------   -------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income................................     (14,689,033)   (10,702,142)    (18,853,437)   (14,453,044)
                                                         --------------   ------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM SPDRS
  TRANSACTIONS (NOTE 4)................................     290,955,916    104,597,348    (168,107,273)   122,720,143
                                                         --------------   ------------   -------------   ------------
  Net increase (decrease) in net assets during
    period.............................................     378,619,093    137,235,843     (53,609,877)    97,400,062
  Net assets at beginning of period....................     717,293,312    580,057,469     757,085,151    659,685,089
                                                         --------------   ------------   -------------   ------------
NET ASSETS END OF PERIOD (1)...........................  $1,095,912,405   $717,293,312   $ 703,475,274   $757,085,151
                                                         ==============   ============   =============   ============
(1) Including undistributed (distribution in excess of)
      net investment income............................  $    2,760,746   $  1,404,169   $   4,719,895   $  1,330,512
                                                         ==============   ============   =============   ============

See accompanying notes to financial statements.

              THE TECHNOLOGY                     THE UTILITIES
          SELECT SECTOR SPDR FUND           SELECT SECTOR SPDR FUND
      -------------------------------   -------------------------------
           YEAR             YEAR             YEAR             YEAR
          ENDED            ENDED            ENDED            ENDED
        9/30/2006        9/30/2005        9/30/2006        9/30/2005
      --------------   --------------   --------------   --------------
      $   13,969,123   $   26,987,207   $   75,329,547   $   58,202,000
         (81,235,197)     (37,716,323)     226,145,495      346,145,725
         157,366,674      130,768,525     (177,541,510)     147,941,700
      --------------   --------------   --------------   --------------
                          120,039,409      123,933,532      552,289,425
          90,100,600
      --------------   --------------   --------------   --------------
                               74,790         (661,735)      (1,343,515)
             324,865
      --------------   --------------   --------------   --------------
         (14,128,524)     (24,329,900)     (74,007,776)     (56,356,861)
      --------------   --------------   --------------   --------------
         434,656,739      274,972,439      886,931,446      292,787,437
      --------------   --------------   --------------   --------------
         510,953,680      370,756,738      936,195,467      787,376,486
       1,306,948,498      936,191,760    2,057,492,588    1,270,116,102
      --------------   --------------   --------------   --------------
      $1,817,902,178   $1,306,948,498   $2,993,688,055   $2,057,492,588
      ==============   ==============   ==============   ==============
      $    7,019,086   $    7,178,487   $    3,951,397   $    2,629,626
      ==============   ==============   ==============   ==============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                     THE CONSUMER DISCRETIONARY
                                                                      SELECT SECTOR SPDR FUND
                                                    YEAR          YEAR          YEAR          YEAR          YEAR
                                                   ENDED         ENDED         ENDED         ENDED         ENDED
                                                  09/30/06      09/30/05      09/30/04      09/30/03      09/30/02
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD............  $  32.46      $  31.22      $  27.61      $  22.73      $  23.08
                                                  --------      --------      --------      --------      --------
Net investment income (loss)....................      0.32(1)       0.27(1)       0.24          0.18          0.14
Net realized and unrealized gain (loss) (2).....      2.53          1.19          3.59          4.84         (0.36)
                                                  --------      --------      --------      --------      --------
Total from investment operations................      2.85          1.46          3.83          5.02         (0.22)
                                                  --------      --------      --------      --------      --------
Undistributed net investment income included in
  price of units issued and redeemed............     (0.05)         0.04         (0.01)         0.02          0.03
                                                  --------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...........................     (0.31)        (0.26)        (0.21)        (0.16)        (0.16)
Net realized gain...............................        --            --            --            --            --
                                                  --------      --------      --------      --------      --------
Total distributions to shareholders.............     (0.31)        (0.26)        (0.21)        (0.16)        (0.16)
                                                  --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD..................  $  34.95      $  32.46      $  31.22      $  27.61      $  22.73
                                                  ========      ========      ========      ========      ========
TOTAL RETURN (3)................................      8.70%         4.82%        13.83%        22.27%        (0.93)%
                                                  ========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............  $429,980      $277,558      $254,431      $229,187      $113,635
Ratio of expenses to average net assets.........      0.24%         0.26%         0.28%         0.28%         0.27%
Ratio of expenses to average net assets before
  waivers.......................................      0.24%         0.26%         0.30%         0.31%         0.31%
Ratio of net investment income (loss) to average
  net assets....................................      0.98%         0.82%         0.69%         0.66%         0.57%
Portfolio turnover rate (4).....................     12.06%        18.03%         2.61%        28.68%        42.34%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                       THE CONSUMER STAPLES
                                                                     SELECT SECTOR SPDR FUND
                                                   YEAR           YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED
                                                 09/30/06       09/30/05      09/30/04      09/30/03      09/30/02
                                                ----------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $    23.28      $  21.66      $  20.30      $  19.83      $  25.10
                                                ----------      --------      --------      --------      --------
Net investment income (loss)..................        0.50(1)       0.42(1)       0.34          0.34          0.43
Net realized and unrealized gain (loss) (2)...        2.04          1.60          1.35          0.50         (5.29)
                                                ----------      --------      --------      --------      --------
Total from investment operations..............        2.54          2.02          1.69          0.84         (4.86)
                                                ----------      --------      --------      --------      --------
Undistributed net investment income included
  in price of units issued and redeemed.......        0.02          0.02          0.02            --(6)      (0.04)
                                                ----------      --------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................       (0.50)        (0.42)        (0.35)        (0.37)        (0.37)
Net realized gain.............................          --            --            --            --            --
                                                ----------      --------      --------      --------      --------
Total distributions to shareholders...........       (0.50)        (0.42)        (0.35)        (0.37)        (0.37)
                                                ----------      --------      --------      --------      --------
NET ASSETS VALUE, END OF PERIOD...............  $    25.34      $  23.28      $  21.66      $  20.30      $  19.83
                                                ==========      ========      ========      ========      ========
TOTAL RETURN (3)..............................       11.13%         9.44%         8.38%         4.31%       (19.68)%
                                                ==========      ========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $1,480,041      $857,861      $617,237      $276,106      $205,270
Ratio of expenses to average net assets.......        0.24%         0.26%         0.27%         0.27%         0.28%
Ratio of expenses to average net assets before
  waivers.....................................        0.24%         0.26%         0.30%         0.30%         0.32%
Ratio of net investment income (loss) to
  average net assets..........................        2.10%         1.84%         1.62%         1.87%         1.48%
Portfolio turnover rate (4)...................        7.55%        24.17%         2.84%        37.16%        59.68%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                           THE ENERGY
                                                                    SELECT SECTOR SPDR FUND
                                                YEAR            YEAR            YEAR           YEAR          YEAR
                                               ENDED           ENDED           ENDED          ENDED         ENDED
                                              09/30/06        09/30/05        09/30/04       09/30/03      09/30/02
                                             ----------      ----------      ----------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.......  $    53.65      $    35.00      $    23.99      $  21.14      $  25.90
                                             ----------      ----------      ----------      --------      --------
Net investment income (loss)...............        0.64            0.58(1)         0.51(1)       0.50          0.43
Net realized and unrealized gain (loss)
  (2)......................................       (0.14)          18.67           10.98          2.83         (4.73)
                                             ----------      ----------      ----------      --------      --------
Total from investment operations...........        0.50           19.25           11.49          3.33         (4.30)
                                             ----------      ----------      ----------      --------      --------
Undistributed net investment income
  included in price of units issued and
  redeemed.................................        0.00(6)        (0.04)           0.03         (0.01)         0.01
                                             ----------      ----------      ----------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................       (0.67)          (0.56)          (0.51)        (0.47)        (0.47)
Net realized gain..........................          --              --              --            --            --
                                             ----------      ----------      ----------      --------      --------
Total distributions to shareholders........       (0.67)          (0.56)          (0.51)        (0.47)        (0.47)
                                             ----------      ----------      ----------      --------      --------
NET ASSETS VALUE, END OF PERIOD............  $    53.48      $    53.65      $    35.00      $  23.99      $  21.14
                                             ==========      ==========      ==========      ========      ========
TOTAL RETURN (3)...........................        0.87%          55.29%          48.27%        15.87%       (16.72)%
                                             ==========      ==========      ==========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).......  $4,014,453      $3,431,320      $1,463,233      $395,863      $239,941
Ratio of expenses to average net assets....        0.24%           0.25%           0.27%         0.28%         0.27%
Ratio of expenses to average net assets
  before waivers...........................        0.24%           0.26%           0.30%         0.31%         0.31%
Ratio of net investment income (loss) to
  average net assets.......................        1.18%           1.36%           1.70%         2.06%         1.82%
Portfolio turnover rate (4)................       18.00%          10.32%           9.70%         6.72%        38.55%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                         THE FINANCIAL
                                                                    SELECT SECTOR SPDR FUND
                                                 YEAR            YEAR           YEAR          YEAR          YEAR
                                                ENDED           ENDED          ENDED         ENDED         ENDED
                                               09/30/06        09/30/05       09/30/04      09/30/03      09/30/02
                                              ----------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $    29.50      $    28.51      $  25.41      $  20.66      $  24.70
                                              ----------      ----------      --------      --------      --------
Net investment income (loss)................        0.77            0.67(1)       0.58          0.49(1)       0.49
Net realized and unrealized gain (loss)
  (2).......................................        5.22            1.07          3.10          4.75         (4.03)
                                              ----------      ----------      --------      --------      --------
Total from investment operations............        5.99            1.74          3.68          5.24         (3.54)
                                              ----------      ----------      --------      --------      --------
Undistributed net investment income included
  in price of units issued and redeemed.....       (0.08)          (0.06)         0.02            --(6)      (0.07)
                                              ----------      ----------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (0.77)          (0.69)        (0.60)        (0.49)        (0.43)
Net realized gain...........................          --              --            --            --            --
                                              ----------      ----------      --------      --------      --------
Total distributions to shareholders.........       (0.77)          (0.69)        (0.60)        (0.49)        (0.43)
                                              ----------      ----------      --------      --------      --------
NET ASSETS VALUE, END OF PERIOD.............  $    34.64      $    29.50      $  28.51      $  25.41      $  20.66
                                              ==========      ==========      ========      ========      ========
TOTAL RETURN (3)............................       20.16%           5.88%        14.62%        25.45%       (14.87)%
                                              ==========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........  $1,952,484      $1,569,450      $995,236      $785,161      $400,857
Ratio of expenses to average net assets.....        0.24%           0.26%         0.26%         0.28%         0.27%
Ratio of expenses to average net assets
  before waivers............................        0.24%           0.26%         0.30%         0.32%         0.31%
Ratio of net investment income (loss) to
  average net assets........................        2.42%           2.30%         2.14%         2.09%         1.70%
Portfolio turnover rate (4).................       10.93%           9.34%         8.67%         5.90%        10.58%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                        THE HEALTH CARE
                                                                    SELECT SECTOR SPDR FUND
                                                 YEAR            YEAR           YEAR          YEAR          YEAR
                                                ENDED           ENDED          ENDED         ENDED         ENDED
                                               09/30/06        09/30/05       09/30/04      09/30/03      09/30/02
                                              ----------      ----------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD........  $    31.37      $    28.80      $  27.86      $  25.36      $  23.55
                                              ----------      ----------      --------      --------      --------
Net investment income (loss)................        0.44(1)         0.37(1)       0.36          0.32          0.14
Net realized and unrealized gain (loss)
  (2).......................................        1.81            2.57          0.90          2.49          1.82
                                              ----------      ----------      --------      --------      --------
Total from investment operations............        2.25            2.94          1.26          2.81          1.96
                                              ----------      ----------      --------      --------      --------
Undistributed net investment income included
  in price of units issued and redeemed.....       (0.02)           0.02          0.03          0.03            --(6)
                                              ----------      ----------      --------      --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................       (0.43)          (0.39)        (0.35)        (0.34)        (0.15)
Net realized gain...........................          --              --            --            --            --
                                              ----------      ----------      --------      --------      --------
Total distributions to shareholders.........       (0.43)          (0.39)        (0.35)        (0.34)        (0.15)
                                              ----------      ----------      --------      --------      --------
NET ASSETS VALUE, END OF PERIOD.............  $    33.17      $    31.37      $  28.80      $  27.86      $  25.36
                                              ==========      ==========      ========      ========      ========
TOTAL RETURN (3)............................        7.17%          10.32%         4.57%        11.22%         8.27%
                                              ==========      ==========      ========      ========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)........  $1,948,747      $1,617,139      $809,168      $316,268      $110,337
Ratio of expenses to average net assets.....        0.24%           0.25%         0.27%         0.28%         0.28%
Ratio of expenses to average net assets
  before waivers............................        0.24%           0.26%         0.30%         0.31%         0.32%
Ratio of net investment income (loss) to
  average net assets........................        1.40%           1.20%         1.20%         1.21%         0.49%
Portfolio turnover rate (4).................        3.81%           3.48%         7.15%         6.00%       102.64%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                          THE INDUSTRIAL
                                                                     SELECT SECTOR SPDR FUND
                                                   YEAR           YEAR          YEAR          YEAR          YEAR
                                                  ENDED          ENDED         ENDED         ENDED         ENDED
                                                 09/30/06       09/30/05      09/30/04      09/30/03      09/30/02
                                                ----------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD..........  $    30.14      $  28.36      $  23.26      $  19.50      $ 23.60
                                                ----------      --------      --------      --------      -------
Net investment income (loss)..................        0.56          0.46(1)       0.38(1)       0.35(1)      0.39
Net realized and unrealized gain (loss) (2)...        3.23          1.79          5.12          3.70        (4.11)
                                                ----------      --------      --------      --------      -------
Total from investment operations..............        3.79          2.25          5.50          4.05        (3.72)
                                                ----------      --------      --------      --------      -------
Undistributed net investment income included
  in price of units issued and redeemed.......       (0.04)        (0.01)        (0.02)         0.04        (0.06)
                                                ----------      --------      --------      --------      -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.........................       (0.54)        (0.46)        (0.38)        (0.33)       (0.32)
Net realized gain.............................          --            --            --            --           --
                                                ----------      --------      --------      --------      -------
Total distributions to shareholders...........       (0.54)        (0.46)        (0.38)        (0.33)       (0.32)
                                                ----------      --------      --------      --------      -------
NET ASSETS VALUE, END OF PERIOD...............  $    33.35      $  30.14      $  28.36      $  23.26      $ 19.50
                                                ==========      ========      ========      ========      =======
TOTAL RETURN (3)..............................       12.51%         7.87%        23.64%        21.07%      (16.24)%
                                                ==========      ========      ========      ========      =======
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)..........  $1,095,912      $717,293      $580,057      $580,292      $86,781
Ratio of expenses to average net assets.......        0.24%         0.25%         0.28%         0.27%        0.28%
Ratio of expenses to average net assets before
  waivers.....................................        0.24%         0.26%         0.30%         0.30%        0.31%
Ratio of net investment income (loss) to
  average net assets..........................        1.67%         1.54%         1.44%         1.59%        1.26%
Portfolio turnover rate (4)...................        3.01%         6.20%         2.98%        14.85%       57.63%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                             THE MATERIALS
                                                                        SELECT SECTOR SPDR FUND
                                                  YEAR            YEAR            YEAR            YEAR            YEAR
                                                 ENDED           ENDED           ENDED           ENDED           ENDED
                                                09/30/06        09/30/05        09/30/04        09/30/03        09/30/02
                                               ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE, BEGINNING OF PERIOD.........   $  27.47        $  27.54        $  21.86        $  17.74        $  19.33
                                                --------        --------        --------        --------        --------
Net investment income (loss).................       0.80(1)         0.58(1)         0.50(1)         0.44            0.43
Net realized and unrealized gain (loss)
  (2)........................................       4.30           (0.06)           5.70            4.10           (1.60)
                                                --------        --------        --------        --------        --------
Total from investment operations.............       5.10            0.52            6.20            4.54           (1.17)
                                                --------        --------        --------        --------        --------
Undistributed net investment income included
  in price of units issued and redeemed......      (0.12)          (0.02)          (0.03)           0.05            0.02
                                                --------        --------        --------        --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income........................      (0.78)          (0.57)          (0.49)          (0.47)          (0.44)
Net realized gain............................         --              --              --              --              --
                                                --------        --------        --------        --------        --------
Total distributions to shareholders..........      (0.78)          (0.57)          (0.49)          (0.47)          (0.44)
                                                --------        --------        --------        --------        --------
NET ASSETS VALUE, END OF PERIOD..............   $  31.67        $  27.47        $  27.54        $  21.86        $  17.74
                                                ========        ========        ========        ========        ========
TOTAL RETURN (3).............................      18.13%           1.78%          28.35%          26.04%          (6.27)%
                                                ========        ========        ========        ========        ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).........   $703,475        $757,085        $659,685        $447,072        $159,645
Ratio of expenses to average net assets......       0.24%           0.26%           0.27%           0.27%           0.28%
Ratio of expenses to average net assets
  before waivers.............................       0.24%           0.26%           0.30%           0.30%           0.31%
Ratio of net investment income (loss) to
  average net assets.........................       2.57%           2.01%           1.96%           2.39%           1.96%
Portfolio turnover rate (4)..................       6.24%          16.06%           3.47%           3.94%          27.79%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                           THE TECHNOLOGY
                                                                      SELECT SECTOR SPDR FUND
                                                  YEAR            YEAR           YEAR           YEAR           YEAR
                                                 ENDED           ENDED          ENDED          ENDED          ENDED
                                                09/30/06        09/30/05       09/30/04       09/30/03       09/30/02
                                               ----------      ----------      --------      ----------      --------
NET ASSET VALUE, BEGINNING OF PERIOD.....      $    20.89      $    19.10      $  18.25      $    11.84      $  19.18
                                               ----------      ----------      --------      ----------      --------
Net investment income (loss).............            0.19(1)         0.47(5)       0.13            0.10          0.02
Net realized and unrealized gain (loss)
  (2)....................................            1.10            1.74          0.85            6.36         (7.34)
                                               ----------      ----------      --------      ----------      --------
Total from investment operations.........            1.29            2.21          0.98            6.46         (7.32)
                                               ----------      ----------      --------      ----------      --------
Undistributed net investment income
  included in price of units issued and
  redeemed...............................            0.00(6)         0.00(6)       0.01           (0.01)        (0.02)
                                               ----------      ----------      --------      ----------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................           (0.19)          (0.42)        (0.14)          (0.04)           --
Net realized gain........................              --              --            --              --            --
                                               ----------      ----------      --------      ----------      --------
Total distributions to shareholders......           (0.19)          (0.42)        (0.14)          (0.04)           --
                                               ----------      ----------      --------      ----------      --------
NET ASSETS VALUE, END OF PERIOD..........      $    21.99      $    20.89      $  19.10      $    18.25      $  11.84
                                               ==========      ==========      ========      ==========      ========
TOTAL RETURN (3).........................            6.20%          11.65%         5.37%          54.66%       (38.28)%
                                               ==========      ==========      ========      ==========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....      $1,817,902      $1,306,948      $936,192      $1,062,298      $632,588
Ratio of expenses to average net
  assets.................................            0.24%           0.26%         0.26%           0.28%         0.27%
Ratio of expenses to average net assets
  before waivers.........................            0.24%           0.26%         0.30%           0.32%         0.30%
Ratio of net investment income (loss) to
  average net assets.....................            0.91%           2.33%         0.68%           0.65%         0.12%
Portfolio turnover rate (4)..............           11.30%           8.33%         2.87%           9.86%        17.92%

See accompanying notes to financial highlights on page 66.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
FOR A SELECT SECTOR SPDR OUTSTANDING THROUGHOUT EACH YEAR

                                                                           THE UTILITIES
                                                                      SELECT SECTOR SPDR FUND
                                                 YEAR            YEAR            YEAR            YEAR           YEAR
                                                ENDED           ENDED           ENDED           ENDED          ENDED
                                               09/30/06        09/30/05        09/30/04        09/30/03       09/30/02
                                              ----------      ----------      ----------      ----------      --------
NET ASSET VALUE, BEGINNING OF PERIOD....      $    33.58      $    25.10      $    21.79      $    18.57      $  29.35
                                              ----------      ----------      ----------      ----------      --------
Net investment income (loss)............            1.08(1)         0.98(1)         0.85(1)         0.81          0.89
Net realized and unrealized gain (loss)
  (2)...................................            0.39            8.50            3.33            3.16        (10.82)
                                              ----------      ----------      ----------      ----------      --------
Total from investment operations........            1.47            9.48            4.18            3.97         (9.93)
                                              ----------      ----------      ----------      ----------      --------
Undistributed net investment income
  included in price of units issued and
  redeemed..............................           (0.01)          (0.02)          (0.05)           0.06          0.06
                                              ----------      ----------      ----------      ----------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income...................           (1.07)          (0.98)          (0.82)          (0.81)        (0.91)
Net realized gain.......................              --              --              --              --            --
                                              ----------      ----------      ----------      ----------      --------
Total distributions to shareholders.....           (1.07)          (0.98)          (0.82)          (0.81)        (0.91)
                                              ----------      ----------      ----------      ----------      --------
NET ASSETS VALUE, END OF PERIOD.........      $    33.97      $    33.58      $    25.10      $    21.79      $  18.57
                                              ==========      ==========      ==========      ==========      ========
TOTAL RETURN (3)........................            4.49%          38.18%          19.13%          22.16%       (34.15)%
                                              ==========      ==========      ==========      ==========      ========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)....      $2,993,688      $2,057,493      $1,270,116      $1,181,940      $139,244
Ratio of expenses to average net
  assets................................            0.24%           0.26%           0.27%           0.27%         0.27%
Ratio of expenses to average net assets
  before waivers........................            0.24%           0.26%           0.30%           0.31%         0.30%
Ratio of net investment income (loss) to
  average net assets....................            3.34%           3.33%           3.64%           4.02%         3.60%
Portfolio turnover rate (4).............            2.13%           4.40%           9.67%           5.70%        56.89%

(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.

(5) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.). The effect of this dividend amounted to $0.31 per share.

(6) Less than $0.005 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2006

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The Funds' securities holdings, except for those traded on the NASDAQ, are valued based on the last sale price. Securities traded on the NASDAQ are valued at the NASDAQ Official Close Price. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market and other RICs at NAV. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures adopted by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales. At September 30, 2006, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

FUND                                2008         2009           2010           2011           2012          2013         2014
---------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund               $  234,327   $   718,060   $    732,626   $ 13,927,450   $  2,502,233   $  997,052   $ 9,450,752
Consumer Staples Select Sector
  SPDR Fund                          32,935     5,361,967      1,125,600     54,107,397     23,758,907      799,804    23,679,427
Energy Select Sector SPDR Fund      748,469       615,827      6,697,642     65,879,072      6,684,065      821,860        50,406
Financial Select Sector SPDR
  Fund                              310,711     3,419,828      3,115,309     19,148,460      8,078,713    4,176,362     9,961,554
Health Care Select Sector SPDR
  Fund                                   --     1,393,723      2,876,921     17,808,907      1,306,855    6,333,060     7,166,786
Industrial Select Sector SPDR
  Fund                                   --     5,365,360        617,211     29,450,669      6,331,812    1,389,592     4,968,985
Materials Select Sector SPDR
  Fund                                   --     1,158,053      3,739,320      6,349,204      2,359,563    1,867,693     3,631,452
Technology Select Sector SPDR
  Fund                            1,441,975    13,684,462    110,778,244    305,114,554    123,285,364    9,613,457    52,407,581
Utilities Select Sector SPDR
  Fund                                   --     2,084,663        419,927     20,355,853     15,559,181      400,327     2,962,529

During the fiscal period ended September 30, 2006, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                              NET GAIN (LOSS)
FUND                                                          RECLASS AMOUNT
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 41,223,851
Consumer Staples Select Sector SPDR Fund                         60,943,170
Energy Select Sector SPDR Fund                                  678,442,005
Financial Select Sector SPDR Fund                               167,500,393
Health Care Select Sector SPDR Fund                             157,557,774
Industrial Select Sector SPDR Fund                              105,287,606
Materials Select Sector SPDR Fund                               112,669,787
Technology Select Sector SPDR Fund                               95,561,187
Utilities Select Sector SPDR Fund                               240,720,009

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

FEDERAL INCOME TAX -- (CONTINUED)

Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2005 through September 30, 2006 which have been deferred for tax purposes until fiscal year 2007:

FUND                                                          DEFERRED LOSSES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $  7,614,787
Consumer Staples Select Sector SPDR Fund                            175,734
Energy Select Sector SPDR Fund                                   94,186,580
Financial Select Sector SPDR Fund                                10,807,819
Health Care Select Sector SPDR Fund                               6,685,725
Industrial Select Sector SPDR Fund                                7,287,655
Materials Select Sector SPDR Fund                                   400,900
Technology Select Sector SPDR Fund                              149,073,403
Utilities Select Sector SPDR Fund                                13,533,841

For the year ended September 30, 2006, there were no significant differences between the book basis and the tax basis character of distributions to shareholders. Additionally, there were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid during the year ended September 30, 2006, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 3,909,012        $  --
Consumer Staples Select Sector SPDR Fund                         23,273,069           --
Energy Select Sector SPDR Fund                                   45,895,964           --
Financial Select Sector SPDR Fund                                41,473,084           --
Health Care Select Sector SPDR Fund                              23,288,355           --
Industrial Select Sector SPDR Fund                               14,689,033           --
Materials Select Sector SPDR Fund                                18,853,437           --
Technology Select Sector SPDR Fund                               14,128,524           --
Utilities Select Sector SPDR Fund                                74,007,776           --

The tax character of distributions paid during the year ended September 30, 2005, was as follows:

                                                                                 LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
--------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 3,425,226        $  --
Consumer Staples Select Sector SPDR Fund                         14,273,310           --
Energy Select Sector SPDR Fund                                   28,051,204           --
Financial Select Sector SPDR Fund                                26,521,674           --
Health Care Select Sector SPDR Fund                              17,026,925           --
Industrial Select Sector SPDR Fund                               10,702,142           --
Materials Select Sector SPDR Fund                                14,453,044           --
Technology Select Sector SPDR Fund                               24,329,900           --
Utilities Select Sector SPDR Fund                                56,356,861           --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

FEDERAL INCOME TAX -- (CONTINUED)

As of September 30, 2006 the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                                                UNDISTRIBUTED
                                                               UNDISTRIBUTED      LONG-TERM
                                                              ORDINARY INCOME   CAPITAL GAIN
---------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $  238,120          $  --
Consumer Staples Select Sector SPDR Fund                                --             --
Energy Select Sector SPDR Fund                                          --             --
Financial Select Sector SPDR Fund                                4,421,609             --
Health Care Select Sector SPDR Fund                                     --             --
Industrial Select Sector SPDR Fund                               2,760,746             --
Materials Select Sector SPDR Fund                                4,719,895             --
Technology Select Sector SPDR Fund                               7,019,086             --
Utilities Select Sector SPDR Fund                                3,951,397             --

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-dividend date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At September 30, 2006, the Trust had no open repurchase agreements.

INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements in unknown as this could involve future claims against the Trust.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

OTHER

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation, No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

FEDERAL INCOME TAX -- (CONTINUED)

Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications, if any, of FIN 48 and its impact on the financial statements has not yet been determined.

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISOR FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Advisor").
As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly. For the period of October 1, 2005 to January 26, 2006, this was the annualized rate of 0.05% of average daily net assets of each of the Funds. Effective January 27, 2006, each Fund pays the Advisor a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES FEES

The Trust pays each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $12,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $3,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. Commencing on November 21, 2005, the unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. Pursuant to a contractual fee waiver effective November 21, 2005, State Street has agreed to reduce the Unitary Fee to 0.065% for the first $4.5 billion of net assets of the Trust, 0.045% for the next $4.5 billion of net assets of the Trust, 0.025% for the next $3.5 billion of net assets of the Trust and 0.01% thereafter of average daily net assets, at least until January 31, 2007. There is no assurance that the waiver will remain in effect beyond this date.

Prior to November 21, 2005, the unitary fee was calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee was a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added); (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund was added); and (iii) 0.03% of average daily net assets on the remainder of net assets.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from November 21, 2005 to September 30, 2006 were as follows:

FUND                                                          WAIVER AMOUNT
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $ 18,869
Consumer Staples Select Sector SPDR Fund                          43,197
Energy Select Sector SPDR Fund                                   157,191
Financial Select Sector SPDR Fund                                 78,368
Health Care Select Sector SPDR Fund                               68,161
Industrial Select Sector SPDR Fund                                39,381
Materials Select Sector SPDR Fund                                 35,041
Technology Select Sector SPDR Fund                                62,089
Utilities Select Sector SPDR Fund                                 91,738

DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets at least until February, 2007.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which required that each Select Sector SPDR Fund pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

AFFILIATED TRANSACTIONS

Certain investments made by The Financial Select Sector SPDR Fund represent securities affiliated with State Street Bank and the Advisor. Investments in State Street Corp., the holding company of State Street Bank, were made according to its representative portion of the S&P 500 Index. The market value of these investments at September 30, 2006 is listed in the Schedule of Investments.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          52,800,000    $ 1,746,112,960
Dividend reinvestment SPDRs
  issued                                   502             16,611
SPDRs redeemed                     (49,050,000)    (1,630,944,155)
Net income equalization                     --            742,294
                                   -----------    ---------------
Net increase                         3,750,502    $   115,927,710
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          25,800,000    $   866,278,389
Dividend reinvestment SPDRs
  issued                                   485             16,097
SPDRs redeemed                     (25,400,000)      (841,574,996)
Net income equalization                     --           (330,428)
                                   -----------    ---------------
Net increase                           400,485    $    24,389,062
                                   ===========    ===============

CONSUMER STAPLES SELECT SECTOR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          56,200,000    $ 1,350,721,990
Dividend reinvestment SPDRs
  issued                                 2,975             71,934
SPDRs redeemed                     (34,650,000)      (832,946,148)
Net income equalization                     --         (1,085,744)
                                   -----------    ---------------
Net increase                        21,552,975    $   516,762,032
                                   ===========    ===============

                                             YEAR ENDED
                                         SEPTEMBER 30, 2005
                                    SELECT SECTOR
                                        SPDRS          AMOUNT
                                    -------------   ------------
SPDRs sold                            35,300,000    $814,612,088
Dividend reinvestment SPDRs
  issued                                   1,445          32,960
SPDRs redeemed                       (26,950,000)   (617,305,829)
Net income equalization                       --        (610,871)
                                     -----------    ------------
Net increase                           8,351,445    $$196,728,348
                                     ===========    ============

ENERGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         610,050,000    $32,574,176,194
Dividend reinvestment SPDRs
  issued                                 5,083            280,291
SPDRs redeemed                    (598,950,000)   (32,013,533,041)
Net income equalization                     --           (285,239)
                                  ------------    ---------------
Net increase                        11,105,083    $   560,638,205
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         356,050,000    $15,610,537,935
Dividend reinvestment SPDRs
  issued                                 3,026            122,420
SPDRs redeemed                    (333,900,000)   (14,605,625,777)
Net income equalization                     --          2,560,918
                                  ------------    ---------------
Net increase                        22,153,026    $ 1,007,595,496
                                  ============    ===============

FINANCIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         283,150,000    $ 9,184,868,102
Dividend reinvestment SPDRs
  issued                                 6,170            203,424
SPDRs redeemed                    (280,000,000)    (9,051,430,603)
Net income equalization                     --          5,016,537
                                  ------------    ---------------
Net increase                         3,156,170    $   138,657,460
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         238,150,000    $ 6,979,644,387
Dividend reinvestment SPDRs
  issued                                 2,787             81,467
SPDRs redeemed                    (219,850,000)    (6,438,975,687)
Net income equalization                     --          3,023,156
                                  ------------    ---------------
Net increase                        18,302,787    $   543,773,323
                                  ============    ===============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

HEALTH CARE SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          55,550,000    $ 1,738,152,572
Dividend reinvestment SPDRs
  issued                                 2,546             81,059
SPDRs redeemed                     (48,350,000)    (1,532,387,451)
Net income equalization                     --            897,296
                                   -----------    ---------------
Net increase                         7,202,546    $   206,743,476
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          40,200,000    $ 1,219,289,873
Dividend reinvestment SPDRs
  issued                                 1,441             43,227
SPDRs redeemed                     (16,750,000)      (516,564,236)
Net income equalization                     --           (790,079)
                                   -----------    ---------------
Net increase                        23,451,441    $   701,978,785
                                   ===========    ===============

INDUSTRIAL SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          57,400,000    $ 1,863,883,666
Dividend reinvestment SPDRs
  issued                                 6,707            215,356
SPDRs redeemed                     (48,350,000)    (1,574,294,967)
Net income equalization                     --          1,151,861
                                   -----------    ---------------
Net increase                         9,056,707    $   290,955,916
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          48,700,000    $ 1,455,566,972
Dividend reinvestment SPDRs
  issued                                 1,879             56,023
SPDRs redeemed                     (45,350,000)    (1,351,325,757)
Net income equalization                     --            300,110
                                   -----------    ---------------
Net increase                         3,351,879    $   104,597,348
                                   ===========    ===============

MATERIALS SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         115,150,000    $ 3,580,531,720
Dividend reinvestment SPDRs
  issued                                 6,537            202,940
SPDRs redeemed                    (120,500,000)    (3,752,055,816)
Net income equalization                     --          3,213,883
                                  ------------    ---------------
Net decrease                        (5,343,463)   $  (168,107,273)
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          64,600,000    $ 1,851,585,376
Dividend reinvestment SPDRs
  issued                                 4,417            124,622
SPDRs redeemed                     (61,000,000)    (1,729,597,484)
Net income equalization                     --            607,629
                                   -----------    ---------------
Net increase                         3,604,417    $   122,720,143
                                   ===========    ===============

TECHNOLOGY SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          62,150,000    $ 1,331,462,112
Dividend reinvestment SPDRs
  issued                                   347              7,530
SPDRs redeemed                     (42,050,000)      (896,488,038)
Net income equalization                     --           (324,865)
                                   -----------    ---------------
Net increase                        20,100,347    $   434,656,739
                                   ===========    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          32,350,000    $   657,059,697
Dividend reinvestment SPDRs
  issued                                   389              7,757
SPDRs redeemed                     (18,800,000)      (382,020,225)
Net income equalization                     --            (74,790)
                                   -----------    ---------------
Net increase                        13,550,389    $   274,972,439
                                   ===========    ===============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

UTILITIES SELECT SECTOR SPDR FUND

                                            YEAR ENDED
                                        SEPTEMBER 30, 2006
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                         151,700,000    $ 4,931,321,646
Dividend reinvestment SPDRs
  issued                                13,804            449,187
SPDRs redeemed                    (124,850,000)    (4,045,501,122)
Net income equalization                     --            661,735
                                  ------------    ---------------
Net increase                        26,863,804    $   886,931,446
                                  ============    ===============

                                            YEAR ENDED
                                        SEPTEMBER 30, 2005
                                  SELECT SECTOR
                                      SPDRS           AMOUNT
                                  -------------   ---------------
SPDRs sold                          86,750,000    $ 2,554,145,371
Dividend reinvestment SPDRs
  issued                                12,940            374,948
SPDRs redeemed                     (76,100,000)    (2,263,076,397)
Net income equalization                     --          1,343,515
                                   -----------    ---------------
Net increase                        10,662,940    $   292,787,437
                                   ===========    ===============

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per transaction are charged to those persons creating or redeeming Creation Units. Prior to September 1, 2005, the Transaction Fees were at scheduled amounts ranging from $1,000 to $4,000 per transaction. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at September 30, 2006 were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                          IDENTIFIED      UNREALIZED     UNREALIZED     APPRECIATION
FUND                                                         COST        APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund........  $  464,796,867   $ 5,784,981    $ 40,784,466   $ (34,999,485)
Consumer Staples Select Sector SPDR Fund..............   1,436,571,013    61,720,017      21,329,850      40,390,167
Energy Select Sector SPDR Fund........................   4,367,207,621     2,293,045     357,276,013    (354,982,968)
Financial Select Sector SPDR Fund.....................   1,968,044,331    40,454,199      57,082,798     (16,628,599)
Health Care Select Sector SPDR Fund...................   1,959,574,746    69,971,276      81,408,758     (11,437,482)
Industrial Select Sector SPDR Fund....................   1,134,198,191    12,248,822      52,255,065     (40,006,243)
Materials Select Sector SPDR Fund.....................     778,288,258     4,401,582      80,390,051     (75,988,469)
Technology Select Sector SPDR Fund....................   2,104,160,152    82,169,471     368,197,926    (286,028,455)
Utilities Select Sector SPDR Fund.....................   2,953,038,087    70,160,657      34,602,309      35,558,348

6.  INVESTMENT TRANSACTIONS

For the period ended September 30, 2006, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                             PURCHASES            SALES
------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 1,619,374,885    $ 1,503,462,386
Consumer Staples Select Sector SPDR Fund                        1,204,098,805        687,440,511
Energy Select Sector SPDR Fund                                 22,508,987,238     21,944,297,585
Financial Select Sector SPDR Fund                               7,156,162,087      7,031,485,764
Health Care Select Sector SPDR Fund                             1,471,241,584      1,264,517,905
Industrial Select Sector SPDR Fund                              1,528,939,437      1,238,371,880
Materials Select Sector SPDR Fund                               2,913,789,888      3,082,234,823
Technology Select Sector SPDR Fund                              1,154,112,569        719,453,598
Utilities Select Sector SPDR Fund                               4,268,845,655      3,382,416,683

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2006

For the period ended September 30, 2006, the Trust had purchases and sales of investment securities as follows:

FUND                                                           PURCHASES         SALES
------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 54,903,798    $ 53,969,053
Consumer Staples Select Sector SPDR Fund                        88,222,373      80,699,970
Energy Select Sector SPDR Fund                                 903,379,170     707,735,127
Financial Select Sector SPDR Fund                              232,862,336     213,873,021
Health Care Select Sector SPDR Fund                             87,911,902      65,893,832
Industrial Select Sector SPDR Fund                              29,046,004      29,000,258
Materials Select Sector SPDR Fund                               87,190,546      53,365,494
Technology Select Sector SPDR Fund                             178,326,427     174,554,288
Utilities Select Sector SPDR Fund                               49,344,031      48,386,942

THE SELECT SECTOR SPDR TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Select Sector SPDR Trust,

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2006, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 20, 2006

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2006 (UNAUDITED)

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the closing price (last trade) for each of the Funds was at a discount or premium to the daily net asset value (NAV). The following charts are for comparative purposes only and represent the periods noted.

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     1             0             0             0             0             0
Quarter Ending: 09/30/03.............     1             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             2             0             0

2002
Quarter Ending: 12/31/02.............     1             0             0             3             0             0
Quarter Ending: 09/30/02.............     2             0             0             2             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     0             0             0             2             0             0

2001
Quarter Ending: 12/31/01.............     1             0             0             7             0             1
Quarter Ending: 09/30/01.............     0             0             0             2             0             0
Quarter Ending: 06/30/01.............     1             0             0             4             1             0
Quarter Ending: 03/31/01.............     1             0             0             2             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             0             0             3             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             3             0             0

2001
Quarter Ending: 12/31/01.............     2             0             0             9             0             0
Quarter Ending: 09/30/01.............     4             0             0             7             1             0
Quarter Ending: 06/30/01.............     1             0             0             2             0             0
Quarter Ending: 03/31/01.............     1             0             0             5             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE ENERGY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     1             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             0             0             0             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     0             0             0             0             0             0

2001
Quarter Ending: 12/31/01.............     0             0             0             4             0             0
Quarter Ending: 09/30/01.............     3             1             0             1             0             0
Quarter Ending: 06/30/01.............     1             0             0             0             0             0
Quarter Ending: 03/31/01.............     0             0             0             3             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE FINANCIAL SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0             0
Quarter Ending: 09/30/02.............     0             0             0             0             0             0
Quarter Ending: 06/30/02.............     0             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             1             0             0

2001
Quarter Ending: 12/31/01.............     4             0             0             1             0             0
Quarter Ending: 09/30/01.............     2             0             0             1             0             0
Quarter Ending: 06/30/01.............     0             0             0             0             0             0
Quarter Ending: 03/31/01.............     0             0             0             1             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE HEALTH CARE SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             1             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0             0
Quarter Ending: 09/30/02.............     1             1             0             0             0             0
Quarter Ending: 06/30/02.............     1             0             0             0             0             0
Quarter Ending: 03/31/02.............     1             0             0             3             0             0

2001
Quarter Ending: 12/31/01.............     1             0             0             10            0             0
Quarter Ending: 09/30/01.............     2             0             0             4             0             0
Quarter Ending: 06/30/01.............     2             1             0             3             0             0
Quarter Ending: 03/31/01.............     3             0             0             7             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE INDUSTRIAL SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------

2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     0             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     1             0             0             1             0             0
Quarter Ending: 06/30/03.............     1             0             0             0             0             0
Quarter Ending: 03/31/03.............     3             0             0             1             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     2             0             0             5             0             0
Quarter Ending: 06/30/02.............     0             0             0             1             0             0
Quarter Ending: 03/31/02.............     4             0             0             5             0             0

2001
Quarter Ending: 12/31/01.............     4             0             0             4             0             0
Quarter Ending: 09/30/01.............     3             0             0             0             0             0
Quarter Ending: 06/30/01.............     1             0             0             3             0             0
Quarter Ending: 03/31/01.............     1             0             0             0             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE MATERIALS SELECT SECTOR SPDR TRUST

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                   CLOSING PRICE BELOW NAV
                                       ------------------------------------      ------------------------------------
                                        50-99        100-199         >200         50-99        100-199         >200
                                        BASIS         BASIS         BASIS         BASIS         BASIS         BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS        POINTS
                                       --------      --------      --------      --------      --------      --------
2006
Quarter Ending: 09/30/06.............     0             0             0             0             0             0
Quarter Ending: 06/30/06.............     0             0             0             0             0             0
Quarter Ending: 03/31/06.............     0             0             0             0             0             0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0             0
Quarter Ending: 09/30/05.............     0             0             0             0             0             0
Quarter Ending: 06/30/05.............     0             0             0             0             0             0
Quarter Ending: 03/31/05.............     1             0             0             0             0             0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0             0
Quarter Ending: 09/30/04.............     0             0             0             0             0             0
Quarter Ending: 06/30/04.............     0             0             0             0             0             0
Quarter Ending: 03/31/04.............     0             0             0             0             0             0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0             0
Quarter Ending: 09/30/03.............     0             0             0             0             0             0
Quarter Ending: 06/30/03.............     0             0             0             0             0             0
Quarter Ending: 03/31/03.............     0             0             0             0             0             0

2002
Quarter Ending: 12/31/02.............     2             0             0             0             0             0
Quarter Ending: 09/30/02.............     0             0             0             1             0             0
Quarter Ending: 06/30/02.............     0             0             0             1             0             0
Quarter Ending: 03/31/02.............     1             0             0             1             0             0

2001
Quarter Ending: 12/31/01.............     1             1             0             8             0             0
Quarter Ending: 09/30/01.............     3             0             0             11            1             0
Quarter Ending: 06/30/01.............     0             0             0             8             0             0
Quarter Ending: 03/31/01.............     6             0             0             7             0             0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE TECHNOLOGY SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                    CLOSING PRICE BELOW NAV
                                       ------------------------------------      --------------------------------------
                                        50-99        100-199         >200         50-99        100-199
                                        BASIS         BASIS         BASIS         BASIS         BASIS        >200 BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS         POINTS
                                       --------      --------      --------      --------      --------      ----------

2006
Quarter Ending: 09/30/06.............     0             0             0             0             0              0
Quarter Ending: 06/30/06.............     0             0             0             0             0              0
Quarter Ending: 03/31/06.............     0             0             0             0             0              0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0              0
Quarter Ending: 09/30/05.............     0             0             0             0             0              0
Quarter Ending: 06/30/05.............     0             0             0             0             0              0
Quarter Ending: 03/31/05.............     0             0             0             0             0              0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0              0
Quarter Ending: 09/30/04.............     1             0             0             0             0              0
Quarter Ending: 06/30/04.............     0             0             0             1             0              0
Quarter Ending: 03/31/04.............     0             0             0             0             0              0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0              0
Quarter Ending: 09/30/03.............     0             0             0             1             0              0
Quarter Ending: 06/30/03.............     0             0             0             0             0              0
Quarter Ending: 03/31/03.............     0             0             0             1             0              0

2002
Quarter Ending: 12/31/02.............     0             0             0             0             0              0
Quarter Ending: 09/30/02.............     0             0             0             1             0              0
Quarter Ending: 06/30/02.............     0             0             0             0             0              0
Quarter Ending: 03/31/02.............     0             0             0             1             0              0

2001
Quarter Ending: 12/31/01.............     1             0             0             2             0              0
Quarter Ending: 09/30/01.............     1             1             0             1             0              0
Quarter Ending: 06/30/01.............     1             1             0             2             0              0
Quarter Ending: 03/31/01.............     1             0             0             0             0              0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

THE UTILITIES SELECT SECTOR SPDR FUND

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
CLOSING PRICE VS. NAV AS OF SEPTEMBER 30, 2006

                                             CLOSING PRICE ABOVE NAV                    CLOSING PRICE BELOW NAV
                                       ------------------------------------      --------------------------------------
                                        50-99        100-199         >200         50-99        100-199
                                        BASIS         BASIS         BASIS         BASIS         BASIS        >200 BASIS
                                        POINTS        POINTS        POINTS        POINTS        POINTS         POINTS
                                       --------      --------      --------      --------      --------      ----------

2006
Quarter Ending: 09/30/06.............     0             0             0             0             0              0
Quarter Ending: 06/30/06.............     0             0             0             0             0              0
Quarter Ending: 03/31/06.............     0             0             0             0             0              0

2005
Quarter Ending: 12/31/05.............     0             0             0             0             0              0
Quarter Ending: 09/30/05.............     0             0             0             0             0              0
Quarter Ending: 06/30/05.............     0             0             0             0             0              0
Quarter Ending: 03/31/05.............     0             0             0             0             0              0

2004
Quarter Ending: 12/31/04.............     0             0             0             0             0              0
Quarter Ending: 09/30/04.............     0             0             0             0             0              0
Quarter Ending: 06/30/04.............     0             0             0             1             0              0
Quarter Ending: 03/31/04.............     0             0             0             0             0              0

2003
Quarter Ending: 12/31/03.............     0             0             0             0             0              0
Quarter Ending: 09/30/03.............     1             0             0             0             0              0
Quarter Ending: 06/30/03.............     0             0             0             0             0              0
Quarter Ending: 03/31/03.............     5             0             0             1             0              0

2002
Quarter Ending: 12/31/02.............     4             0             0             2             0              0
Quarter Ending: 09/30/02.............     2             0             0             3             0              0
Quarter Ending: 06/30/02.............     0             0             0             1             0              0
Quarter Ending: 03/31/02.............     2             0             0             0             0              0

2001
Quarter Ending: 12/31/01.............     2             0             0             4             0              0
Quarter Ending: 09/30/01.............     3             0             0             3             0              0
Quarter Ending: 06/30/01.............     0             0             0             3             1              0
Quarter Ending: 03/31/01.............     1             1             0             8             1              0

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2006 and held for the six-months ended September 30, 2006.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid during Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per transaction to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

                                                              BEGINNING           ENDING            EXPENSES PAID
                                                            ACCOUNT VALUE      ACCOUNT VALUE        DURING PERIOD*
                                                               4/01/06            9/30/06         4/01/06 TO 9/30/06
                                                            -------------      -------------      ------------------
Actual
  The Consumer Discretionary Select Sector SPDR Fund......     $1,000            $1,043.69              $1.23
  The Consumer Staples Select Sector SPDR Fund............     $1,000            $1,084.78              $1.25
  The Energy Select Sector SPDR Fund......................     $1,000            $  990.04              $1.20
  The Financial Select Sector SPDR Fund...................     $1,000            $1,077.03              $1.25
  The Health Care Select Sector SPDR Fund.................     $1,000            $1,044.43              $1.23
  The Industrial Select Sector SPDR Fund..................     $1,000            $  993.78              $1.20
  The Materials Select Sector SPDR Fund...................     $1,000            $  989.88              $1.20
  The Technology Select Sector SPDR Fund..................     $1,000            $  995.60              $1.20
  The Utilities Select Sector SPDR Fund...................     $1,000            $1,119.40              $1.28
Hypothetical (assuming a 5% return before expenses)
  The Consumer Discretionary Select Sector SPDR Fund......     $1,000            $1,023.87              $1.22
  The Consumer Staples Select Sector SPDR Fund............     $1,000            $1,023.87              $1.22
  The Energy Select Sector SPDR Fund......................     $1,000            $1,023.87              $1.22
  The Financial Select Sector SPDR Fund...................     $1,000            $1,023.87              $1.22
  The Health Care Select Sector SPDR Fund.................     $1,000            $1,023.87              $1.22
  The Industrial Select Sector SPDR Fund..................     $1,000            $1,023.87              $1.22
  The Materials Select Sector SPDR Fund...................     $1,000            $1,023.87              $1.22
  The Technology Select Sector SPDR Fund..................     $1,000            $1,023.87              $1.22
  The Utilities Select Sector SPDR Fund...................     $1,000            $1,023.87              $1.22

* Expenses are equal to the Funds' annualized expense ratio of 0.24%, multiplied by the average account value of the period, multiplied by 183/365.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2006 (UNAUDITED)

TAX INFORMATION (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2006.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                               PERCENTAGE
                                                               ----------
Consumer Discretionary Select Sector SPDR Fund..............     100.00%
Consumer Staples Select Sector SPDR Fund....................     100.00
Energy Select Sector SPDR Fund..............................     100.00
Financial Select Sector SPDR Fund...........................      91.33
Health Care Select Sector SPDR Fund.........................     100.00
Industrials Select Sector SPDR Fund.........................     100.00
Materials Select Sector SPDR Fund...........................      99.56
Technology Select Sector SPDR Fund..........................     100.00
Utilities Select Sector SPDR Fund...........................     100.00

For the fiscal year ended September 30, 2006 certain dividends paid by the Trust may be designated as qualified dividend income and subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2006 Form 1099-DIV.

PROXY VOTING POLICIES

You may obtain a description of the Fund's proxy voting policies and procedure without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Fund's website at www.spdrindex.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Fund's website at www.spdrindex.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

TRUSTEES AND OFFICERS

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                           IN FUND
                                                     TERM OF OFFICE                                        COMPLEX
                                 POSITION(S) WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH       FUNDS           TIME SERVED            DURING PAST 5 YEARS         BY TRUSTEE
-------------------------------  ----------------    --------------        -----------------------       ----------
George R. Gaspari                Trustee,           Unlimited          Financial Services Consultant           9
P.O. Box 844                     Chairman, Member   Elected: October   (1996 to present).
124 Island Drive                 of the Audit       1998
Highland Lakes, NJ 07422         Committee
3/15/40

Ernest J. Scalberg               Trustee, Member    Unlimited          Associate Vice President for            9
Monterey Institute of            of the Audit       Elected: October   External Programs and Dean of
International Studies            Committee          1998               Fisher Graduate School of
460 Pierce St.                                                         International Business (2001 to
Monterey, CA 93940                                                     present); Dean of the Graduate
5/18/45                                                                School of Business
                                                                       Administration and Dean of
                                                                       Faculty of the School of
                                                                       Business at Fordham University
                                                                       (April 1994 to 2001); Director,
                                                                       Adviser or Trustee to numerous
                                                                       non-profit organizations (1974
                                                                       to present).

R. Charles Tschampion            Trustee; Member    Unlimited          Director, Industry Relations,           9
CFA Institute                    of the Audit       Elected: October   CFA Institute (2005 to present)
477 Madison Ave.                 Committee          1998               Managing Director of Investment
New York, NY 10022                                                     Research and Managing Director
4/15/46                                                                of Defined Contribution Plans,
                                                                       General Motors Asset Management
                                                                       Corporation (1994 to 2005);
                                                                       Board of Governors of the
                                                                       Association for Investment
                                                                       Management Research (Member,
                                                                       1995 to 2001; Chair,
                                                                       1999-2000); India Magnum Fund
                                                                       (1994 to 2005); Trustee of
                                                                       Lehigh University and Chair of
                                                                       the Investment Sub-Committee
                                                                       for the Lehigh University
                                                                       Endowment Fund (October 1998 to
                                                                       present).

Cheryl Burgermeister             Trustee;           Unlimited          Retired; Trustee and Treasurer          9
One Lincoln Street               Chairman of the    Elected: October   of Portland Community College
Boston, MA 02111                 Audit Committee    1998               Foundation (2001 to present);
6/26/51                                                                Finance Committee Member/
                                                                       Chairman Portland Community
                                                                       College Foundation (January
                                                                       2001 to present); Trustee Zero
                                                                       Gravity Internet Fund (May 2000
                                                                       to November 2001); Active CPA
                                                                       in Oregon.

James E. Ross                    Interested         Unlimited          President, SSgA Funds                  64
SSgA Funds Management, Inc.      Trustee            Elected:           Management, Inc.
State Street Financial Center                       November 2005      (2005-present); Principal, SSgA
One Lincoln Street                                                     Funds Management, Inc.
Boston, MA 02111                                                       (2001-2005); State Street
6/24/65                                                                Global Advisors (March 2006 to
                                                                       present, Senior Managing
                                                                       Director; March 2000 to March
                                                                       2006, Principal); Vice
                                                                       President, State Street Bank
                                                                       and Trust Company (1998-March
                                                                       2000).


                                 OTHER DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH    HELD BY TRUSTEE
-------------------------------  -------------------
George R. Gaspari                None
P.O. Box 844
124 Island Drive
Highland Lakes, NJ 07422
3/15/40
Ernest J. Scalberg               None
Monterey Institute of
International Studies
460 Pierce St.
Monterey, CA 93940
5/18/45
R. Charles Tschampion            Trustee of Lehigh
CFA Institute                    University and
477 Madison Ave.                 Chair of the
New York, NY 10022               Investment
4/15/46                          Sub-Committee for
                                 the Lehigh
                                 University
                                 Endowment Fund.
Cheryl Burgermeister             Trustee and
One Lincoln Street               Treasurer of
Boston, MA 02111                 Portland Community
6/26/51                          College Foundation;
                                 Trustee and Audit
                                 Committee Chairman
                                 of E*Trade Funds
                                 (February 2004 to
                                 present).
James E. Ross                    streetTRACKS Series
SSgA Funds Management, Inc.      Trust (Trustee);
State Street Financial Center    streetTRACKS Index
One Lincoln Street               Shares Funds
Boston, MA 02111                 (Trustee).
6/24/65

                                                                                                          NUMBER OF
                                                                                                         PORTFOLIOS
                                                                                                           IN FUND
                                                     TERM OF OFFICE                                        COMPLEX
                                 POSITION(S) WITH    AND LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN
NAME, ADDRESS AND DATE OF BIRTH       FUNDS           TIME SERVED            DURING PAST 5 YEARS         BY TRUSTEE
-------------------------------  ----------------    --------------        -----------------------       ----------
OFFICERS

Gary L. French                   President          Unlimited          Senior Vice President, State          N/A
State Street Bank and Trust                         Elected: May       Street Bank and Trust Company
Company                                             2005               (2002- present); Managing
State Street Financial Center                                          Director, Deutsche Bank
One Lincoln Street                                                     (2001-2002); President, UAM
Boston, MA 02111                                                       Fund Services (1995-2001).
7/04/51

Michael P. Riley                 Vice President     Unlimited          Principal, State Street Global        N/A
SSgA Funds Management, Inc.                         Elected:           Advisors (2005 to present);
State Street Financial Center                       February 2005      Assistant Vice President, State
One Lincoln Street                                                     Street Bank and Trust Company
Boston, MA 02111                                                       (2000-2004).
3/22/69

John W. Clark                    Treasurer          Unlimited          Vice President, State Street          N/A
State Street Bank and Trust                         Elected: August    Bank & Trust Company (2001-
Company                                             2005               present); Director, Investors
State Street Financial Center                                          Bank & Trust Company (1998-
One Lincoln Street                                                     2000); Assistant Vice
Boston, MA 02111                                                       President, Investors Bank &
3/24/67                                                                Trust Company (1996-1998).

Matthew Flaherty                 Assistant          Unlimited          Assistant Director, State             N/A
State Street Bank and Trust      Treasurer          Elected: May       Street Bank and Trust
Company                                             2005               (1994-present).
State Street Financial Center
One Lincoln Street
Boston, MA 02111
2/19/71

Chad C. Hallett                  Assistant          Unlimited          Assistant Vice President, State       N/A
State Street Bank and Trust      Treasurer          Elected: May       Street Bank and Trust Company
Company                                             2006               (2003-Present); Assistant
One Lincoln Street                                                     Director, State Street Bank and
Boston, MA 02111                                                       Trust Company (2001-2003).
1/28/69

Mary Moran Zeven                 Secretary          Unlimited          Senior Vice President and             N/A
State Street Bank and Trust                         Elected:           Senior Managing Counsel,
Company                                             November 2001      (2002-present) and Vice
State Street Financial Center                                          President and Associate
One Lincoln Street                                                     Counsel, (2000-2002), State
Boston, MA 02111                                                       Street Bank and Trust Company;
2/27/61                                                                Vice President and Counsel,
                                                                       PFPC, Inc. 1999 to 2000.

Ryan M. Louvar                   Assistant          Unlimited          Vice President and Counsel,           N/A
State Street Bank and Trust      Secretary          Elected:           State Street Bank and Trust
Company                                             November 2006      Company (2005-present);
2 Avenue de Lafayette                                                  Counsel, BISYS, Inc.
Boston, MA 02111                                                       (2000-2005)
2/18/72

Peter A. Ambrosini               Chief Compliance   Unlimited          Senior Principal and Chief            N/A
SSgA Funds Management, Inc.      Officer            Elected: May       Compliance and Risk Management
State Street Financial Center                       2003               Officer, SSgA Funds Management,
One Lincoln Street                                                     Inc. and State Street Global
Boston, MA 02111                                                       Advisors (2001-present);
12/17/43                                                               Managing Director,
                                                                       PricewaterhouseCoopers LLP
                                                                       (1986-2001).


                                 OTHER DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH    HELD BY TRUSTEE
-------------------------------  -------------------
OFFICERS
Gary L. French                   N/A
State Street Bank and Trust
Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
7/04/51
Michael P. Riley                 N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
3/22/69
John W. Clark                    N/A
State Street Bank and Trust
Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
3/24/67
Matthew Flaherty                 N/A
State Street Bank and Trust
Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
2/19/71
Chad C. Hallett                  N/A
State Street Bank and Trust
Company
One Lincoln Street
Boston, MA 02111
1/28/69
Mary Moran Zeven                 N/A
State Street Bank and Trust
Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
2/27/61
Ryan M. Louvar                   N/A
State Street Bank and Trust
Company
2 Avenue de Lafayette
Boston, MA 02111
2/18/72
Peter A. Ambrosini               N/A
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
12/17/43

The Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, upon request, by calling 1-800-843-2639 (toll free).

     THE SELECT SECTOR SPDR TRUST           ANNUAL REPORT
                                           (CIRCLE GRAPHIC)

TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
JOHN W. CLARK, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
CHAD C. HALLETT, ASSISTANT TREASURER
MARY MORAN ZEVEN, SECRETARY
RYAN M. LOUVAR, ASSISTANT SECRETARY
PETER A. AMBROSINI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1625 BROADWAY, SUITE 2200
DENVER, COLORADO 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT PUBLIC ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

   The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

   The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                              CATEGORICALLY UNIQUE
                                 INDEX FUNDS(SM)
                                  [SPDR LOGO]

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's Depositary Receipts(R)," "SPDR(R)," "Select Sector SPDR," and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Products are based) were selected by the index compilation agent in consultation with S&P from the universe of companies represented by the S&P 500 Index. The composition and weighting of stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has two Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) George Gaspari and Cheryl Burgermeister are the registrant's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2006 and September 30, 2005, the aggregate audit fees billed for professional services rendered by the principal accountant were $169,200 and $160,650, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2006 and September 30, 2005, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2006 and September 30, 2005, the aggregate tax fees billed for professional services rendered by the principal accountant were $66,600 and $62,100, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2006 and September 30, 2005.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

      a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

      b. De Minimis Exceptions to Pre-Approval Requirements: Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and
            (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

      c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

      d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2006 and September 30, 2005, the aggregate non-audit fees billed by PwC for services rendered to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $3,475,000 and $4,448,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are George Gaspari, Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the registrant's President and Principal Executive Officer, and John W. Clark, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. French and Clark determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Select Sector SPDR(R) Trust

By:   /s/ Gary L. French
      -------------------------------------------
      Gary L. French
      President and Principal Executive Officer

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Gary L. French
      -------------------------------------------
      Gary L. French
      President and Principal Executive Officer

Date: November 20, 2006

By:   /s/ John W. Clark
      -------------------------------------------
      John W. Clark
      Treasurer and Principal Financial Officer

Date: November 20, 2006